UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Fidelity Arizona Municipal Income Fund	.56%
Actual		$ 1,000.00	$ 1,021.80	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Fidelity Arizona Municipal Money Market Fund	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .84**
HypotheticalA		$ 1,000.00	$ 1,023.95	$ .85**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fidelity Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	17.5	17.9
Water & Sewer	16.8	16.3
Electric Utilities	16.5	16.8
Health Care	14.6	12.7
Special Tax	13.9	16.3
Weighted Average Maturity as of February 28, 2013
		6 months ago
Years	6.4	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	7.1	7.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
AAA 6.1%	AAA 6.5%
AA,A 79.3%	AA,A 76.6%
BBB 13.8%	BBB 15.9%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Arizona - 97.2%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,797,690
5.75% 7/1/23	250,000	297,658
Series 2012 A:
5% 7/1/21	1,070,000	1,340,089
5% 7/1/26	1,000,000	1,206,710
Series 2013 A, 5% 7/1/37	1,000,000	1,152,760
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,266,426
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,119,670
Series 2012 C, 5% 6/1/26	3,000,000	3,480,870
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,870,830
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,646,450
Series 2013 A, 5% 10/1/25	1,870,000	2,196,147
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,373,325
5% 7/1/32	470,000	490,708
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2013 B, 5% 2/1/48	1,000,000	1,071,790
Series 2012 A, 5% 2/1/23	1,285,000	1,485,601
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,126,740
Series 2007 B, 1.051% 1/1/37 (c)	1,000,000	922,950
Series 2008 A, 5.25% 1/1/31	1,000,000	1,115,490
Series 2008 D:
5.375% 1/1/32	1,000,000	1,122,560
6% 1/1/27	1,000,000	1,165,450
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,090,470
Series 2012 A, 5% 1/1/43	3,500,000	3,895,360
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,827,005
Series 2008:
5.5% 9/1/16	1,680,000	1,933,579
5.75% 9/1/22	1,000,000	1,170,200
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona School Facilities Board Ctfs. of Prtn.: - continued
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,093,680
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,180,610
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,297,478
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	440,000	505,626
Series 2008 A, 5% 7/1/33	1,000,000	1,153,450
Series 2011 A, 5.25% 7/1/26	1,250,000	1,533,113
Series 2013 A, 5% 7/1/38	1,000,000	1,156,270
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
Series 2009 A, 5% 10/1/29	1,000,000	1,181,860
Series 2010 A, 5% 10/1/30	2,000,000	2,407,160
Series 2012 A, 5% 10/1/24	5,600,000	6,996,021
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	554,805
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,479,507
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,176,356
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,348,607
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,151,910
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,117,501
Series 2005, 5% 12/1/35	1,000,000	1,025,900
Series 2007:
5% 12/1/27	1,000,000	1,056,870
5% 12/1/32	1,000,000	1,044,480
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,776,078
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,155,560
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,873,886
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A:
5% 7/1/16	1,000,000	1,115,410
5.25% 7/1/32	1,000,000	1,081,250
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.): - continued
Series 2009 A, 6% 7/1/39	$ 1,000,000	$ 1,166,540
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,074,670
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,676,260
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,104,920
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	500,000	549,800
5% 7/1/21	1,000,000	1,093,030
Mesa Util. Sys. Rev.:
Series 2006:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,229,370
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,247,400
Series 2011, 5% 7/1/35	1,015,000	1,160,267
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,176,740
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	500,000	549,495
5% 6/1/41	1,250,000	1,356,113
5% 6/1/21 (AMBAC Insured)	1,085,000	1,227,005
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2002 B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,100,000
Series 2008 A, 5% 7/1/33	1,000,000	1,143,110
Series 2013, 5% 7/1/26 (b)(d)	1,100,000	1,296,152
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000,000	2,418,020
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	601,436
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,090
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,411,700
Series 2011 A, 5% 7/1/18	1,035,000	1,248,448
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 770,000	$ 810,032
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,154,090
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,325,570
Series 2005:
5% 7/1/20	5,000,000	5,485,800
5% 7/1/29	1,750,000	1,892,170
Series 2011, 5% 7/1/23	1,050,000	1,280,465
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	422,112
5% 7/1/27 (d)	400,000	438,352
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	716,723
5% 7/1/21 (AMBAC Insured)	910,000	989,388
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,225,480
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,985,528
5% 7/1/25	1,000,000	1,178,530
Series 2012 A:
5% 7/1/25	1,600,000	1,916,016
5% 7/1/26	1,000,000	1,188,400
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,970
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,161,690
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,357,081
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	968,575
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,275,784
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	$ 3,000,000	$ 3,281,160
Series 2006 A, 5% 1/1/37	5,690,000	6,188,729
Series 2008 A:
5% 1/1/24	1,075,000	1,246,119
5% 1/1/33	1,000,000	1,138,710
5% 1/1/38	3,400,000	3,839,858
Series 2010 B, 5% 12/1/26	2,000,000	2,388,580
Series 2011 A, 5% 12/1/26	1,000,000	1,212,610
Series 2012 A, 5% 12/1/29	2,000,000	2,395,520
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,627,210
Scottsdale Gen. Oblig. Series 2012, 5% 7/1/22	1,010,000	1,284,215
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	457,421
Series 2008 A:
5% 9/1/16	1,000,000	1,096,710
5% 9/1/23	355,000	384,887
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,218,620
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,235,794
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,540
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,325,429
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,626,176
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	65,405
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,396,724
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,040
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,090,000	1,146,320
Series 2011, 6% 7/1/39	2,235,000	2,607,150
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.) Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,119,581
Series 2008 A, 5% 6/1/22	1,315,000	1,544,573
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
Series 2009 A, 5% 6/1/39	$ 1,000,000	$ 1,115,990
Series 2012 A:
5% 6/1/25	1,000,000	1,214,260
5% 6/1/37	2,000,000	2,303,160
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,190,460
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,007,100
		190,312,289
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	468,308
Puerto Rico - 1.6%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	500,000	509,790
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	200,000	217,644
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200,000	657,376
Series 2009 A, 6% 8/1/42	1,300,000	1,425,580
Series 2011 C:
0% 8/1/39	1,200,000	279,132
0% 8/1/41	500,000	102,715
		3,192,237
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	328,791
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $181,543,334)	194,301,625
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,556,987
NET ASSETS - 100%	$ 195,858,612
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	17.5%
Water & Sewer	16.8%
Electric Utilities	16.5%
Health Care	14.6%
Special Tax	13.9%
Education	13.8%
Others* (Individually Less Than 5%)	6.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $181,543,334)		$ 194,301,625
Cash		1,213,209
Receivable for fund shares sold		100,818
Interest receivable		1,893,381
Other receivables		630
Total assets		197,509,663

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,298,286
Payable for fund shares redeemed	70,748
Distributions payable	192,545
Accrued management fee	89,472
Total liabilities		1,651,051

Net Assets		$ 195,858,612
Net Assets consist of:
Paid in capital		$ 182,890,844
Undistributed net investment income		26,673
Accumulated undistributed net realized gain (loss) on investments		182,804
Net unrealized appreciation (depreciation) on investments		12,758,291
Net Assets, for 16,005,983 shares outstanding		$ 195,858,612
Net Asset Value, offering price and redemption price per share ($195,858,612 ÷ 16,005,983 shares)		$ 12.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 3,460,213

Expenses
Management fee	$ 521,263
Independent trustees' compensation	352
Miscellaneous	227
Total expenses before reductions	521,842
Expense reductions	(1,541)	520,301
Net investment income (loss)		2,939,912
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		401,428
Change in net unrealized appreciation (depreciation) on investment securities		572,894
Net gain (loss)		974,322
Net increase (decrease) in net assets resulting from operations		$ 3,914,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,939,912	$ 5,907,732
Net realized gain (loss)	401,428	691,454
Change in net unrealized appreciation (depreciation)	572,894	8,464,250
Net increase (decrease) in net assets resulting from operations	3,914,234	15,063,436
Distributions to shareholders from net investment income	(2,938,583)	(5,887,837)
Distributions to shareholders from net realized gain	(382,125)	(27,968)
Total distributions	(3,320,708)	(5,915,805)
Share transactions Proceeds from sales of shares	23,753,961	41,095,218
Reinvestment of distributions	1,923,331	3,359,514
Cost of shares redeemed	(14,321,505)	(30,074,016)
Net increase (decrease) in net assets resulting from share transactions	11,355,787	14,380,716
Redemption fees	2,200	1,089
Total increase (decrease) in net assets	11,951,513	23,529,436

Net Assets
Beginning of period	183,907,099	160,377,663
End of period (including undistributed net investment income of $26,673 and undistributed net investment income of $25,344, respectively)	$ 195,858,612	$ 183,907,099
Other Information Shares
Sold	1,935,733	3,444,168
Issued in reinvestment of distributions	156,671	281,600
Redeemed	(1,168,152)	(2,528,170)
Net increase (decrease)	924,252	1,197,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13
Income from Investment Operations
Net investment income (loss) D	.190	.413	.420	.416	.425	.419
Net realized and unrealized gain (loss)	.075	.641	(.210)	.639	.112	(.054)
Total from investment operations	.265	1.054	.210	1.055	.537	.365
Distributions from net investment income	(.190)	(.412)	(.420)	(.416)	(.425)	(.418)
Distributions from net realized gain	(.025)	(.002)	-	-	(.033)	(.037)
Total distributions	(.215)	(.414)	(.420)	(.416)	(.458)	(.455)
Redemption fees added to paid in capital D	- F	- F	- F	.001	.001	- F
Net asset value, end of period	$ 12.24	$ 12.19	$ 11.55	$ 11.76	$ 11.12	$ 11.04
Total Return B, C	2.18%	9.26%	1.92%	9.69%	5.15%	3.33%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.55%	.55%	.52%
Net investment income (loss)	3.13% A	3.47%	3.71%	3.66%	3.97%	3.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,859	$ 183,907	$ 160,378	$ 184,201	$ 155,053	$ 143,432
Portfolio turnover rate	11% A	12%	10%	10%	19%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12	% of fund's investments 2/29/12
1 - 7	71.6	87.2	80.5
8 - 30	1.1	0.2	1.7
31 - 60	9.9	2.6	0.0
61 - 90	0.0	0.0	1.0
91 - 180	13.2	5.0	13.7
> 180	4.2	5.0	3.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Fidelity Arizona Municipal Money Market Fund	36 Days	27 Days	31 Days
All Tax-Free Money Market Funds Average*	31 Days	39 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Fidelity Arizona Municipal Money Market Fund	36 Days	27 Days	31 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Variable Rate Demand Notes (VRDNs) 63.4%	Variable Rate Demand Notes (VRDNs) 66.7%
Other Municipal Debt 29.5%	Other Municipal Debt 19.0%
Investment Companies 7.5%	Investment Companies 14.2%
Net Other Assets (Liabilities)† (0.4)%	Net Other Assets (Liabilities) 0.1%

† Net Other Assets (Liabilities) not included in the pie chart.

Current and Historical Seven-Day Yields

	2/28/13	11/30/12	8/31/12	5/31/12	2/29/12
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been -0.38%.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.4%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 3/7/13, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 61.2%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,680,000	3,680,000
Series 2008 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Series 2008 F, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	975,000	975,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	11,210,000	11,210,000
Series 2008 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	9,600,000	9,600,000
Series 2008 B, 0.11% 3/7/13, LOC PNC Bank NA, VRDN (a)	18,000,000	18,000,000
Series 2009 F, 0.11% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	26,200,000	26,200,001
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.12% 3/7/13, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.16% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	3,150,000	3,150,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.26% 3/7/13, LOC Bank of America NA, VRDN (a)(d)	1,230,000	1,230,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.13% 3/1/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.18% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 2,259,675	$ 2,259,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
(San Angelin Apts. Proj.) Series 2004, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.12% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.14% 3/7/13, LOC Freddie Mac, VRDN (a)(d)	9,240,000	9,240,000
(Village Square Apts. Proj.) Series 2004, 0.14% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.15% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.14% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,700,000	6,700,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.11% 3/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,640,000	10,640,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (a)	1,300,000	1,300,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.22% 3/7/13, LOC Bank of America NA, VRDN (a)(d)	4,210,000	4,210,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.31% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.36% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,885,000	1,885,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.16% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	$ 5,845,000	$ 5,845,000
Series A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.11% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,460,000	3,460,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series EGL 07 0012, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	1,000,000	1,000,000
Series MS 3078, 0.11% 3/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series MT 737, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (a)(e)	5,200,000	5,200,000
Series ROC II R 11980 X, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (a)(e)	2,800,000	2,800,000
Series WF 09 40C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.11% 3/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,055,000	11,055,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (a)	11,450,000	11,450,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,800,000	5,800,000
		244,499,676
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3267, 0.1% 3/7/13 (Liquidity Facility Cr. Suisse) (a)(e)	1,000,000	1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.29% 3/7/13, VRDN (a)	360,000	360,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 3/7/13, VRDN (a)(d)	$ 200,000	$ 200,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.3% 3/7/13, VRDN (a)	600,000	600,000
Series 2012 A, 0.32% 3/7/13, VRDN (a)(d)	200,000	200,000
		800,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 3/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.16% 3/7/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.11% 3/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,800,000	2,800,000
Tennessee - 0.3%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.17% 3/1/13, LOC Bank of America NA, VRDN (a)	1,020,000	1,020,000
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	200,000	200,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
TOTAL VARIABLE RATE DEMAND NOTE		253,179,676
Other Municipal Debt - 29.5%

Arizona - 28.7%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 5% 7/1/13	5,000,000	5,079,875
Arizona Ctfs. of Partnership Bonds:
Series 2010 B, 2% 10/1/13	1,800,000	1,816,391
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Arizona Ctfs. of Partnership Bonds: - continued
Series 2013 A:
2% 4/1/13	$ 550,000	$ 550,849
2% 4/1/13	4,000,000	4,006,174
2% 10/1/13	3,760,000	3,798,028
2% 10/1/13	755,000	762,636
Arizona Health Facilities Auth. Rev. Bonds Series 2007 A, 5% 1/1/14	2,000,000	2,076,903
Arizona State Univ. Ctfs. of Partnership Bonds (Research Infrastructure Proj.) Series 2004, 5% 9/1/13	2,000,000	2,046,814
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2007, 5% 7/1/13	3,300,000	3,352,466
Series 2010, 5% 7/1/13	2,250,000	2,285,973
Series 2011, 5% 7/1/13	3,700,000	3,758,767
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2003 A:
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	2,500,000	2,539,916
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	500,000	507,879
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	1,050,000	1,066,775
Series 2006, 4% 7/1/13	1,000,000	1,012,484
Series 2011 A, 3% 7/1/13	1,000,000	1,009,407
Series WF 11 138C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	10,480,000	10,480,000
Chandler Gen. Oblig. Bonds:
Series 2011 B, 4% 7/1/13	1,000,000	1,012,563
Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,220,000	1,220,000
Maricopa County Cmnty. College District Bonds Series 2004 A, 4% 7/1/13	2,715,000	2,749,063
Mesa Util. Sys. Rev. Bonds Series 2008, 4% 7/1/13	1,500,000	1,518,933
Phoenix Civic Impt. Series 2011 B:
0.14% 4/5/13, LOC Barclays Bank PLC, CP	3,900,000	3,900,000
0.15% 4/4/13, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
0.15% 4/5/13, LOC Barclays Bank PLC, CP	5,000,000	5,000,000
0.15% 4/5/13, LOC Barclays Bank PLC, CP	4,100,000	4,100,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 3/14/13, LOC Royal Bank of Canada, CP	3,800,000	3,800,000
Series 2012 B, 0.15% 3/7/13, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Pima County Gen. Oblig. Bonds:
Series 2011, 2% 7/1/13	3,250,000	3,269,519
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Pima County Gen. Oblig. Bonds: - continued
Series 2012 A, 1% 7/1/13	$ 3,700,000	$ 3,709,382
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 3% 6/1/13	1,215,000	1,223,457
Pima County Swr. Sys. Rev. Bonds:
Series 2011 B, 4% 7/1/13	1,690,000	1,711,121
Series 2012 A, 2% 7/1/13	3,825,000	3,847,160
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2009 A, 3% 1/1/14	1,070,000	1,094,707
Series 2009 B, 3% 1/1/14	5,000,000	5,115,445
Series 2011 A, 3% 12/1/13	105,000	106,969
Series 2012 C, 0.17% 4/4/13, CP	15,400,000	15,400,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds (Wtr. and Swr. Impt. Proj.) Series 2005 E, 5% 7/1/13	500,000	507,731
Univ. of Arizona Univ. Revs. Bonds Series 2004 B, 5% 6/1/13	1,000,000	1,011,813
		114,249,200
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/11/13, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 4/3/13, CP mode (d)	600,000	600,000
		1,300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 4/1/13, CP mode	1,300,000	1,300,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A:
0.4% tender 4/3/13, CP mode (d)	300,000	300,000
0.45% tender 4/1/13, CP mode (d)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL DEBT		117,449,200
Investment Company - 7.5%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.13% (b)(c)	30,043,000	$ 30,043,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $400,671,876)		400,671,876
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,481,697)
NET ASSETS - 100%		$ 399,190,179
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,700,000 or 2.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Arizona Trans. Board Hwy. Rev. Bonds Series WF 11 138C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 2/20/13	$ 10,480,000
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 1/23/13	$ 1,220,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 30,207
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $370,628,876)	$ 370,628,876
Fidelity Central Funds (cost $30,043,000)	30,043,000
Total Investments (cost $400,671,876)		$ 400,671,876
Cash		73,868
Receivable for fund shares sold		2,582,409
Interest receivable		426,294
Distributions receivable from Fidelity Central Funds		2,650
Other receivables		1,800
Total assets		403,758,897

Liabilities
Payable for fund shares redeemed	$ 4,525,124
Distributions payable	103
Accrued management fee	43,484
Other affiliated payables	7
Total liabilities		4,568,718

Net Assets		$ 399,190,179
Net Assets consist of:
Paid in capital		$ 399,181,355
Distributions in excess of net investment income		(33)
Accumulated undistributed net realized gain (loss) on investments		8,857
Net Assets, for 398,982,360 shares outstanding		$ 399,190,179
Net Asset Value, offering price and redemption price per share ($399,190,179 ÷ 398,982,360 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

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Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 321,173
Income from Fidelity Central Funds		30,207
Total income		351,380

Expenses
Management fee	$ 989,821
Independent trustees' compensation	740
Total expenses before reductions	990,561
Expense reductions	(658,782)	331,779
Net investment income (loss)		19,601
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,944
Net increase in net assets resulting from operations		$ 39,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,601	$ 37,553
Net realized gain (loss)	19,944	15,267
Net increase in net assets resulting from operations	39,545	52,820
Distributions to shareholders from net investment income	(19,634)	(37,465)
Distributions to shareholders from net realized gain	(19,434)	-
Total distributions	(39,068)	(37,465)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	534,380,974	1,036,385,786
Reinvestment of distributions	37,833	36,751
Cost of shares redeemed	(524,221,845)	(1,030,133,140)
Net increase (decrease) in net assets and shares resulting from share transactions	10,196,962	6,289,397
Total increase (decrease) in net assets	10,197,439	6,304,752

Net Assets
Beginning of period	388,992,740	382,687,988
End of period (including distributions in excess of net investment income of $33 and undistributed net investment income of $0, respectively)	$ 399,190,179	$ 388,992,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.006	.022
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.006	.022
Distributions from net investment income	- F	- F	- F	- F	(.006)	(.022)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	- F	- F	- F	- F	(.006)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.64%	2.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.54%	.50%
Expenses net of fee waivers, if any	.17% A	.19%	.26%	.33%	.53%	.50%
Expenses net of all reductions	.17% A	.19%	.26%	.33%	.52%	.41%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.64%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 399,190	$ 388,993	$ 382,688	$ 345,362	$ 373,206	$ 393,043

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

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3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 181,537,907	$ 12,961,735	$ (198,017)	$ 12,763,718
Fidelity Arizona Municipal Money Market Fund	400,671,876	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $21,542,268 and $9,723,099, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 227

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $656,083.

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7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 1,541
Fidelity Arizona Municipal Money Market Fund	2,699

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Arizona Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

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Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

AZI/SPZ-USAN-0413
1.790941.109

Fidelity®

AMT Tax-Free Money

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.17%	$ 1,000.00	$ 1,000.05	$ .84**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ .85**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fund would have been .33% and the expenses paid in the actual and hypothetical examples above would have been $1.64 and $1.66, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12	% of fund's investments 2/29/12
1 - 7	65.4	73.9	72.2
8 - 30	4.1	2.4	6.1
31 - 60	3.8	3.1	4.8
61 - 90	5.0	2.9	1.9
91 - 180	12.3	4.5	11.1
> 180	9.4	13.2	3.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Fidelity AMT Tax-Free Money Fund	48 Days	48 Days	35 Days
All Tax-Free Market Funds Average*	31 Days	39 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Fidelity AMT Tax-Free Money Fund	48 Days	48 Days	35 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Variable Rate Demand Notes (VRDNs) 53.8%	Variable Rate Demand Notes (VRDNs) 55.9%
Other Municipal Debt 40.5%	Other Municipal Debt 29.5%
Investment Companies 4.8%	Investment Companies 14.3%
Net Other Assets (Liabilities) 0.9%	Net Other Assets (Liabilities) 0.3%

* Source: iMoneyNet, Inc.

Current and Historical Seven-Day Yields

	02/28/13	11/30/12	08/31/12	05/31/12	02/29/12
Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been -0.31%.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,800	$ 1,800
Alaska - 1.1%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,850	2,850
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.1% 3/7/13 (ConocoPhillips Guaranteed), VRDN (c)	2,400	2,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.13% 3/7/13 (ConocoPhillips Guaranteed), VRDN (c)	6,600	6,600
		11,850
Arizona - 2.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,840	2,840
(Catholic Healthcare West Proj.):
Series 2005 B, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Series 2008 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.14% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,115	2,115
Series Putters 3708Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,875	5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	3,500	3,500
		29,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 1.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 1,800	$ 1,800
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.12% 3/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,100	6,100
Series 2005 B1, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.11% 3/7/13, LOC Citibank NA, VRDN (c)	2,550	2,550
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	2,800	2,800
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	900	900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	1,595	1,595
		20,345
Colorado - 1.9%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,020	1,020
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0040, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,700	3,700
Series ROC II R 12312, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,500	3,500
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.21% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,405	7,405
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	500	500
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	1,000	1,000
		20,125
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 400	$ 400
Participating VRDN Series EGL 7 05 3031, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,300	4,300
		4,700
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.3% 3/7/13, VRDN (c)	5,500	5,500
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		9,700
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)	1,060	1,060
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.11% 3/1/13, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Series 1998 A Tranche II, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	900	900
(The AARP Foundation Proj.) Series 2004, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.12% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)	4,800	4,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
		10,260
Florida - 3.3%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)	3,165	3,165
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	1,100	1,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	$ 2,650	$ 2,650
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	1,300	1,300
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	5,100	5,100
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)	5,000	5,000
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	995	995
USF College of Medicine Health Facilities Series 2006 A1, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,600	4,600
		34,785
Georgia - 1.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.12% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)	2,500	2,500
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.1% 3/7/13, LOC Barclays Bank PLC, VRDN (c)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 4,300	$ 4,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	500	500
		11,900
Hawaii - 1.6%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	600	600
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,665	4,665
Series ROC II R 11910, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,880	3,880
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		16,445
Illinois - 5.4%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.12% 3/7/13, LOC Barclays Bank PLC, VRDN (c)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.13% 3/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	3,915	3,915
Series 2004 A3, 0.12% 3/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,550	1,550
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
(Edward Hosp. Obligated Group Proj.) Series 2009 A, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	1,200	1,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 3/7/13, LOC Northern Trust Co., VRDN (c)	$ 3,100	$ 3,100
(Spertus Institute of Jewish Studies Proj.) 0.11% 3/7/13, LOC Northern Trust Co., VRDN (c)	3,400	3,400
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	400	400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	500	500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)	5,900	5,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	1,500	1,500
Metropolitan Pier & Exposition Participating VRDN Series MS 3214, 0.12% 3/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	800	800
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		56,965
Indiana - 0.9%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 3/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	200	200
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.12% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	700	700
Indiana Edl. Facilities Auth. Rev.:
(Earlham College Proj.) Series E, 0.11% 3/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,005	3,005
(Wabash College Proj.) Series 2001, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	600	600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	800	800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 E, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 2,000	$ 2,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.1% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	2,000	2,000
		9,305
Iowa - 0.6%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 3/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	700	700
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 3/7/13, VRDN (c)	5,900	5,900
		6,600
Louisiana - 0.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.1% 3/7/13, VRDN (c)	1,500	1,500
Series 2009 A, 0.1% 3/7/13, VRDN (c)	1,515	1,515
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.29% 3/7/13, VRDN (c)	1,250	1,250
0.29% 3/7/13, VRDN (c)	200	200
(NuStar Logistics, L.P. Proj.) Series 2010 B, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		7,665
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	1,000	1,000
Participating VRDN Series RBC O 29, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,085	1,085
		3,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.6%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.14% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 2,500	$ 2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Series Putters 2479Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,100	3,100
		6,600
Michigan - 1.0%
Michigan Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11988, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series WF 11 111C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	2,500	2,500
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.11% 3/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (c)	4,200	4,200
		11,000
Minnesota - 0.7%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,860	6,860
Oak Park Heights Multi-family Rev. 0.1% 3/7/13, LOC Freddie Mac, VRDN (c)	100	100
		6,960
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.11% 3/7/13 (Liquidity Facility Freddie Mac), VRDN (c)	2,100	2,100
		10,100
Nebraska - 1.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	5,485	5,485
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
		10,485
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.12% 3/7/13, LOC Citibank NA, VRDN (c)	800	800
Series 2008 D 2B, 0.1% 3/7/13, LOC Royal Bank of Canada, VRDN (c)	1,200	1,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.11% 3/7/13, LOC Union Bank of California, VRDN (c)	1,500	1,500
		6,300
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.3% 3/7/13, VRDN (c)	200	200
New Mexico - 1.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	11,775	11,775
New York - 3.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (c)	100	100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Putters 3857, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,500	$ 2,500
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	2,600	2,600
(Univ. of Rochester Proj.) Series 2008 A1, 0.1% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,600	3,600
Participating VRDN:
Series EGL 06 47 Class A, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series EGL 07 0003, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (330 West 39th Street Hsg. Proj.) Series 2010 A, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	1,100	1,100
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
		32,675
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN Series ROC II R 14020, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
North Carolina - 2.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	3,000	3,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.13% 3/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	2,195	2,195
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Series Putters 3649, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A1, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 1,825	$ 1,825
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
		22,120
Ohio - 1.4%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,360	4,360
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	700	700
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
		14,490
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	700	700
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	3,750	3,750
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	1,200	1,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.11% 3/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.13% 3/7/13, LOC PNC Bank NA, VRDN (c)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.22% 3/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 3,975	$ 3,975
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	3,275	3,275
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	3,445	3,445
		31,030
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,800	8,800
South Carolina - 1.4%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	6,831	6,831
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.12% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)	2,400	2,400
		14,731
Tennessee - 2.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.12% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 3,645	$ 3,645
Series 2003, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	900	900
Series 2004, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	1,445	1,445
Series 2005, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	3,735	3,735
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	500	500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	3,500	3,500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	5,500	5,500
Series 2006, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	600	600
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	1,500	1,500
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
		28,325
Texas - 3.0%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.11% 3/7/13, LOC Barclays Bank PLC, VRDN (c)	1,400	1,400
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	2,000	2,000
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,460	4,460
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,215	3,215
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 400	$ 400
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,500	1,500
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	200	200
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)	1,300	1,300
Texas Gen. Oblig. Participating VRDN:
Series Putters 4262, 0.12% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,400	1,400
Series Solar 06 57, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	1,000	1,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series WF 11 13C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	12,900	12,900
		31,270
Virginia - 2.7%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,495	3,495
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.13% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,130	4,130
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.13% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,860	3,860
		28,685
Washington - 1.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
King County Gen. Oblig. Participating VRDN Series MT 789, 0.14% 3/7/13 (Liquidity Facility Bank of America NA) (c)(f)	3,210	3,210
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,600	1,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,250	$ 3,250
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4728, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,200	1,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	1,000	1,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,300	2,300
		13,560
Wisconsin - 0.8%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,900	7,900
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE		566,966
Other Municipal Debt - 40.5%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	200	200
Alaska - 0.1%
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	200	200
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	500	501
		701
Arizona - 1.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,195	11,195
Phoenix Civic Impt. Series 2011 B:
0.15% 4/4/13, LOC Barclays Bank PLC, CP	800	800
0.15% 4/5/13, LOC Barclays Bank PLC, CP	800	800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 3/14/13, LOC Royal Bank of Canada, CP	$ 2,000	$ 2,000
Series 2012 B, 0.15% 3/7/13, LOC Wells Fargo Bank NA, CP	2,400	2,400
		17,195
California - 4.2%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	1,600	1,600
California Gen. Oblig. RAN:
Series A1, 2.5% 5/30/13	5,000	5,027
Series A2, 2.5% 6/20/13	1,500	1,509
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,006
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	700	708
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	2,500	2,503
Series 2012 B, 2% 6/28/13	1,100	1,106
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,006
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	1,095	1,095
San Diego Gen. Oblig. TRAN 2.5% 6/28/13	25,000	25,193
San Francisco County Trans. Auth. Series 2004 A, 0.2% 3/14/13, LOC Wells Fargo Bank NA, CP	4,000	4,000
		44,753
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2012 C, 1.5% 6/27/13	1,300	1,306
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	2,100	2,116
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	700	700
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	500	502
		4,624
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 4/3/13, CP mode	1,700	1,700
Connecticut Gen. Oblig. Bonds:
Series 2007 E, 5% 3/15/13	2,000	2,004
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2012 F, 1% 9/15/13	$ 600	$ 602
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	200	203
		4,509
District Of Columbia - 0.4%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.15% tender 3/19/13, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.15% 4/9/13, LOC JPMorgan Chase Bank, CP	2,600	2,600
		3,900
Florida - 1.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.15% tender 4/2/13, LOC Bank of America NA, CP mode	1,600	1,600
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 5% 7/1/13	1,625	1,651
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	955	973
Series 1998 A, 6% 7/1/13	300	306
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,440	3,440
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	500	509
Indian River County School District TAN Series 2012, 1.25% 6/30/13	500	502
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13 (Escrowed to Maturity)	500	508
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.21%, tender 9/26/13 (c)	1,000	1,000
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	300	300
		10,789
Georgia - 0.3%
Georgia Gen. Oblig. Bonds Series 2011 F, 5% 12/1/13	2,250	2,332
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	500	505
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Series 2012 D1:
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 400	$ 400
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
		3,537
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	7,400	7,443
Illinois - 0.3%
Illinois Fin. Auth. Ed. Rev. 0.14% 4/3/13, LOC PNC Bank NA, CP	600	600
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H, 0.17% tender 6/3/13, CP mode	600	600
Series 2012 H, 0.2% tender 3/6/13, CP mode	1,885	1,885
		3,085
Indiana - 0.7%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	5,000	5,000
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2:
0.13% tender 3/12/13, CP mode	600	600
0.13% tender 3/20/13, CP mode	1,000	1,000
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.22% 3/7/13, LOC JPMorgan Chase Bank, CP	900	900
		7,500
Iowa - 0.7%
Iowa Fin. Auth. Midwestern Bonds (Fertilizer Co. Proj.) Series 2012, 0.18%, tender 4/12/13 (c)	6,900	6,900
Kansas - 1.3%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.14% 9/1/13 (c)	500	500
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	1,600	1,600
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 0.24% 3/1/14	12,000	12,002
		14,102
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/11/13, CP mode	$ 600	$ 600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/6/13, CP mode	1,200	1,200
		1,800
Maryland - 2.3%
Baltimore County Gen. Oblig. Series 2011:
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,563	1,563
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,400	1,400
0.14% 4/2/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,000	2,000
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,898	1,898
0.18% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,000	3,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2007, 5% 3/1/13	4,950	4,950
Maryland Gen. Oblig. Bonds First Series C, 5% 3/1/13	1,000	1,000
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,975	4,975
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	1,000	1,020
Prince Georges County Ctfs. of Prtn. Bonds (Equip. Aquisition Prog.) Series 2012, 2% 10/15/13	1,035	1,047
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	1,570	1,576
		24,429
Massachusetts - 0.3%
Massachusetts Gen. Oblig. RAN Series 2012 A, 2% 4/25/13	500	501
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/1/13, CP mode	1,600	1,600
Series 1993 A, 0.4% tender 3/6/13, CP mode	800	800
		2,901
Michigan - 0.2%
Michigan Bldg. Auth. Rev. Series 6, 0.14% 3/21/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.2%
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Bonds Series 2004 D, 5% 3/1/13	$ 1,825	$ 1,825
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.14% 4/3/13, CP	600	600
		2,425
Missouri - 0.2%
Curators of the Univ. of Missouri Series 2012 A, 0.19% 3/8/13, CP	700	700
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	400	412
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	1,000	1,004
		2,116
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.45% tender 4/4/13, CP mode	1,200	1,200
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	500	504
New Mexico - 0.3%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	2,600	2,633
New York - 3.5%
Brewster Central School District BAN Series 2013, 1.5% 1/31/14	28,330	28,671
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.15% 10/28/13, CP	1,400	1,400
New York Metropolitan Trans. Auth. Rev. Series 2, 0.17% 3/12/13, LOC Royal Bank of Canada, CP	3,900	3,900
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	3,100	3,105
		37,076
North Carolina - 1.0%
Charlotte Gen. Oblig. Series 2009, 0.15% 3/14/13 (Liquidity Facility Wells Fargo Bank NA), CP	2,570	2,570
Mecklenburg County Gen. Oblig. Bonds Series 2004 C, 5% 3/1/13	1,000	1,000
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	1,735	1,735
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig. Bonds: - continued
Series 2009 A, 5% 3/1/13	$ 3,500	$ 3,500
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	1,900	1,928
		10,733
Ohio - 1.8%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.15% tender 6/13/13, CP mode	9,200	9,200
Series 2008 B6, 0.19% tender 6/6/13, CP mode	8,000	8,000
Univ. of Cincinnati Gen. Receipts BAN Series 2012 B, 2% 5/9/13	1,360	1,364
		18,564
Oklahoma - 0.8%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.14% 3/6/13, LOC State Street Bank & Trust Co., Boston, CP	6,665	6,665
0.15% 3/12/13, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
		8,665
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series D, 0.17% tender 6/11/13, CP mode	4,000	4,000
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,030	1,030
		5,030
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	1,500	1,509
South Carolina - 1.5%
Charleston County School District TAN Series 2012, 1% 4/1/13	2,400	2,402
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 A, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	2,810	2,810
South Carolina Gen. Oblig. Bonds:
Series 2011 A, 5% 3/1/13	1,000	1,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Bonds: - continued
Series ROC II R 692W, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 4,165	$ 4,165
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 3/1/13, CP mode	5,300	5,300
		15,677
Tennessee - 0.6%
Knoxville Gen. Oblig. Bonds Series 2012, 1% 5/1/13	5,865	5,873
Texas - 8.5%
Fort Bend Independent School District Bonds Series PZ 124, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,345	10,345
Harris County Gen. Oblig. Series 2013 D, 0.15% 4/9/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,985	1,985
Harris County Metropolitan Trans. Auth.:
Series 2012 A3, 0.17% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Series 2013 A1, 0.17% 5/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Houston Gen. Oblig. Series 2013 A, 0.15% 4/9/13, LOC Union Bank of California, CP	1,400	1,400
Houston Util. Sys. Rev. Series 2013 B2, 0.15% 4/4/13, LOC Wells Fargo Bank NA, CP	500	500
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	500	500
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/13	1,740	1,758
Series 2013 B:
0.14% 3/6/13, LOC Bank of America NA, CP	1,400	1,400
0.15% 3/21/13, LOC Bank of America NA, CP	500	500
0.14% 3/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,100	3,100
Pasadena Independent School District Bonds Series 2013:
1% 8/15/13 (Permanent School Fund of Texas Guaranteed) (b)	400	401
2% 2/15/14 (Permanent School Fund of Texas Guaranteed) (b)	2,550	2,594
Round Rock Independent School District Bonds Series 2005, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	875	892
Texas A&M Univ. Rev. Series 1993 B, 0.15% 3/7/13, CP	2,500	2,500
Texas Gen. Oblig. TRAN 2.5% 8/30/13	38,600	39,038
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agy. Rev. Series 2005, 0.15% 4/1/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	$ 800	$ 800
Texas State Univ. Sys. Fing. Rev. Bonds Series 2013, 2% 3/15/13	920	921
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.16% 3/13/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	700	700
		89,434
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B1, 0.14% 3/19/13 (Liquidity Facility Bank of Nova Scotia), CP	1,300	1,300
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 9/26/13 (c)	1,100	1,100
Virginia Commonwealth Trans. Board Bonds Series 2012 A, 3% 3/15/13	6,960	6,967
		8,067
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2003 A, 5.5% 7/1/13	1,630	1,659
Series 2005 A, 5% 7/1/13	500	508
Series 2007 A, 5% 7/1/13	1,000	1,016
King County Kent School District #145 Gen. Oblig. Bonds (Cr. Enhancement Prog.) Series 2012 A, 2% 12/1/13 (Washington Gen. Oblig. Guaranteed)	1,265	1,282
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	1,000	1,004
Washington State Ctfs. Prtn. Bonds Series 2012 B, 3% 7/1/13	1,250	1,260
		6,729
Wisconsin - 4.7%
Madison Gen. Oblig. Bonds Series 2012 C, 2% 10/1/13	765	773
Milwaukee Gen. Oblig. Bonds Series 2012 N2, 3% 5/1/13	22,925	23,033
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/13	1,000	1,009
Series 2010 C, 5% 5/1/13	1,830	1,845
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A:
0.14% 3/8/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,500	$ 2,500
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B, 0.14% tender 3/5/13, LOC Bank of America NA, CP mode	1,500	1,500
(Ministry Health Care Proj.) Series 2009 A, 0.15% tender 4/3/13, LOC U.S. Bank NA, Cincinnati, CP mode	650	650
Series 2012 B, 2% 8/15/13	500	504
Series 2012 J, 0.15% tender 4/3/13, CP mode	400	400
Wisconsin Trans. Rev.:
Series 1997, 0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,125	3,125
Series 2006 A:
0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
		49,399
TOTAL OTHER MUNICIPAL DEBT		427,602
Investment Company - 4.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.11% (d)(e)	50,470	50,470
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,045,038)		1,045,038
NET OTHER ASSETS (LIABILITIES) - 0.9%		9,729
NET ASSETS - 100%		$ 1,054,767
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,570,000 or 3.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 200
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/2/09 - 11/30/12	$ 11,195
Security	Acquisition Date	Cost (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 700
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 8/5/10	$ 3,440
Fort Bend Independent School District Bonds Series PZ 124, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 11/29/12	$ 10,345
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 500
Security	Acquisition Date	Cost (000s)
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 1,030
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,095
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	8/3/12 - 9/10/12	$ 4,165
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	9/10/12	$ 300
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 92
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $994,568)	$ 994,568
Fidelity Central Funds (cost $50,470)	50,470
Total Investments (cost $1,045,038)		$ 1,045,038
Cash		8,185
Receivable for investments sold		3,020
Receivable for fund shares sold		178
Interest receivable		2,696
Distributions receivable from Fidelity Central Funds		4
Receivable from investment adviser for expense reductions		111
Other receivables		2
Total assets		1,059,234

Liabilities
Payable for investments purchased Regular delivery	$ 309
Delayed delivery	2,996
Payable for fund shares redeemed	934
Accrued management fee	227
Other affiliated payables	1
Total liabilities		4,467

Net Assets		$ 1,054,767
Net Assets consist of:
Paid in capital		$ 1,054,659
Accumulated undistributed net realized gain (loss) on investments		108
Net Assets, for 1,053,019 shares outstanding		$ 1,054,767
Net Asset Value, offering price and redemption price per share ($1,054,767 ÷ 1,053,019 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 881
Income from Fidelity Central Funds		92
Total income		973

Expenses
Management fee	$ 2,351
Independent trustees' compensation	2
Tax expense	6
Total expenses before reductions	2,359
Expense reductions	(1,440)	919
Net investment income (loss)		54
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29
Net increase in net assets resulting from operations		$ 83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54	$ 124
Net realized gain (loss)	29	55
Net increase in net assets resulting from operations	83	179
Distributions to shareholders from net investment income	(54)	(124)
Distributions to shareholders from net realized gain	-	(25)
Total distributions	(54)	(149)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	157,951	232,083
Reinvestment of distributions	51	140
Cost of shares redeemed	(239,625)	(433,103)
Net increase (decrease) in net assets and shares resulting from share transactions	(81,623)	(200,880)
Total increase (decrease) in net assets	(81,594)	(200,850)

Net Assets
Beginning of period	1,136,361	1,337,211
End of period	$ 1,054,767	$ 1,136,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.007	.024
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.007	.024
Distributions from net investment income	- F	- F	- F	- F	(.007)	(.024)
Distributions from net realized gain	-	- F	- F	- F	-	-
Total distributions	- F	- F	- F	- F	(.007)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-% A	.01%	.02%	.02%	.75%	2.44%
Ratios to Average Net Assets D,E
Expenses before reductions	.43% A	.43%	.43%	.43%	.48%	.43%
Expenses net of fee waivers, if any	.17% A	.17%	.27%	.29%	.38%	.33%
Expenses net of all reductions	.17% A	.17%	.27%	.29%	.36%	.26%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.79%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,055	$ 1,136	$ 1,337	$ 1,747	$ 2,507	$ 3,540

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,045,038

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. During the period this reimbursement reduced the Fund's expenses by $561.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $876.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity AMT Tax-Free Money Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMM-USAN-0413
1.790945.109

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.17%	$ 1,000.00	$ 1,000.05	$ .84**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ .85**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fund would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.08 and $2.11, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12	% of fund's investments 2/29/12
1 - 7	75.6	73.3	83.6
8 - 30	4.5	2.4	2.6
31 - 60	4.6	3.2	3.7
61 - 90	1.1	2.7	1.3
91 - 180	8.5	4.8	7.1
> 180	5.7	13.6	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/13	8/31/12	2/29/12
Fidelity Municipal Money Market Fund	30 Days	51 Days	21 Days
All Tax-Free Money Market Funds Average*	31 Days	39 Days	28 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/13	8/31/12	2/29/12
Fidelity Municipal Money Market Fund	30 Days	52 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
Variable Rate Demand Notes (VRDNs) 63.5%	Variable Rate Demand Notes (VRDNs) 65.0%
Other Municipal Debt 28.7%	Other Municipal Debt 29.0%
Investment Companies 6.8%	Investment Companies 5.8%
Net Other Assets (Liabilities) 1.0%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	2/28/13	11/30/12	8/31/12	5/31/12	2/29/12
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2013, the most recent period shown in the table, would have been -0.29%.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 63.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 3/7/13, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.15% 3/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.13% 3/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.13% 3/1/13, VRDN (c)(f)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.13% 3/4/13, VRDN (c)	20,800	20,800
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	39,725	39,725
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.11% 3/7/13, LOC UBS AG, VRDN (c)	33,895	33,895
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.13% 3/1/13, VRDN (c)(f)	15,000	15,000
		194,245
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.13% 3/7/13, LOC Union Bank of California, VRDN (c)	16,400	16,400
Participating VRDN Series Putters 4722, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.1% 3/7/13 (ConocoPhillips Guaranteed), VRDN (c)	12,400	12,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.13% 3/7/13 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.16% 3/7/13 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
Series 2002, 0.1% 3/7/13, VRDN (c)	11,000	11,000
		85,465
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.7%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,160	$ 10,160
Series 2008 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,020	10,020
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,640	21,640
(Catholic Healthcare West Proj.):
Series 2005 B, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,930	13,930
Series 2008 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,900	16,900
Series 2009 F, 0.11% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	37,750	37,750
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	11,715	11,715
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(San Angelin Apts. Proj.) Series 2004, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sands Apts. Proj.) Series 2001 A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 2,800	$ 2,800
(Village Square Apts. Proj.) Series 2004, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.15% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,435	16,435
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	2,725	2,725
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series EGL 07 0012, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	13,850	13,850
Series MT 737, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	27,675	27,675
Series Putters 3307, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,895	23,895
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	34,340	34,340
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	74,780	74,780
		481,205
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.31% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	$ 450	$ 450
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)	7,115	7,115
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4% 3/7/13, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.12% 3/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.13% 3/7/13, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		149,965
California - 3.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.14% 3/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.12% 3/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	55,200	55,200
Series 2003 C1, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	6,200	6,200
Series 2003 C3, 0.11% 3/7/13, LOC Citibank NA, VRDN (c)	41,000	41,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 3294, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 15,615	$ 15,615
Series MS 3248, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	15,700	15,700
Series WF 12 7C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	26,360	26,360
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 B, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,260	2,260
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,775	18,775
Series 2000 X2, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,500	1,500
Series 2002 J, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,530	1,530
Series 2003 H, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,690	23,690
Series 2003 M:
0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,800	22,800
0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	27,500	27,500
Series 2006 C, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	50,000	50,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.12% 3/7/13, LOC Citibank NA, VRDN (c)(f)	5,755	5,755
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	18,970	18,970
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,800	12,800
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.11% 3/7/13, LOC Citibank NA, VRDN (c)	59,195	59,195
Grossmont Healthcare District Participating VRDN Series WF 11 30C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,145	10,145
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 B, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	23,300	23,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 1,500	$ 1,500
Series Putters 2864, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 782, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	3,505	3,505
Series Putters 3902 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	16,750	16,750
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	7,705	7,705
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,530	13,530
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.11% 3/7/13, LOC Citibank NA, VRDN (c)	62,060	62,060
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	67,450	67,450
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A2, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,500	14,500
Series 2010 A3, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	23,050	23,050
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,050	$ 10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	9,270	9,270
		831,435
Colorado - 2.1%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.1% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,260	2,260
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	40,045	40,045
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.15% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series MT 741, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	10,520	10,520
Series ROC II R 12312, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series WF 10 37C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 20,595	$ 20,595
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,300	29,300
Series 2008 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	51,970	51,970
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.26% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,945	4,945
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	40,300	40,300
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 11, 0.12% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,970	14,970
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.56% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	110	110
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,155	20,155
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	26,900	26,900
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.14% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 14039, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,910	5,910
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		586,480
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 10,540	$ 10,540
(Yale-New Haven Hosp. Proj.):
Series K1, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,955	12,955
Series L1, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	6,130	6,130
Series L2, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	8,800	8,800
Series 2011 B, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	13,785	13,785
		52,210
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.23% 3/1/13, VRDN (c)(f)	3,000	3,000
Series 1988, 0.23% 3/1/13, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.27% 3/7/13, VRDN (c)	4,500	4,500
Series 1994, 0.23% 3/1/13, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.35% 3/7/13, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	3,920	3,920
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,270
District Of Columbia - 0.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	5,720	5,720
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.26% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,665	6,665
(Friends Legal Svcs. Corp. Proj.) 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)	9,675	9,675
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 19,400	$ 19,400
(The AARP Foundation Proj.) Series 2004, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	10,900	10,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	35,170	35,170
(World Wildlife Fund Proj.) Series 2010, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,185	10,185
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,850	12,850
Series 2007 B2, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
		154,915
Florida - 3.5%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	10,565	10,565
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	6,400	6,400
(Sanctuary Apts Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	16,320	16,320
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.16% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,630	8,630
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.26% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	1,225	1,225
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	18,190	18,190
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	8,400	8,400
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 07 48, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 21,445	$ 21,445
Series ROC II R 11884X, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series BC 13 4WX, 0.13% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,000	6,000
Series Solar 07 30, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,370	5,370
(Banyan Bay Apts. Proj.) Series 1995 M, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,450	8,450
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,670	14,670
(Clarcona Groves Apts. Proj.) Series A, 0.14% 3/7/13, LOC Citibank NA, VRDN (c)(f)	8,700	8,700
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.14% 3/7/13, LOC Citibank NA, VRDN (c)(f)	5,300	5,300
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
(Hunters Run Apts. Proj.) Series G, 0.15% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Lynn Lake Apts. Proj.) Series B1, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,600	14,600
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,550	7,550
(Riverwalk I Apts. Proj.) Series 2008 E, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.16% 3/7/13, LOC Citibank NA, VRDN (c)(f)	6,980	6,980
(Sterling Palms Apts. Proj.) Series F, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Valencia Village Apts. Proj.) Series G, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 11,650	$ 11,650
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,565	12,565
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.13% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	10,875	10,875
(Grande Oaks Apts. Proj.) Series A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Meridian Pointe Apts. Proj.) Series 2005, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	11,800	11,800
(Mobley Park Apts. Proj.) Series A, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	7,490	7,490
(Morgan Creek Apts. Proj.) Series 2003, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.46% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	505	505
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.26% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,100	9,100
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.13% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	80,470	80,470
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series WF 11 4C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	11,800	11,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 7,500	$ 7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,540	6,540
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 0.14% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	5,000	5,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	15,620	15,620
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,500	4,500
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	26,010	26,010
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	12,860	12,860
(Glenn Millenia Proj.) Series 2001 C, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,360	7,360
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 4107, 0.15% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,210	5,210
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 4148, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	27,545	27,545
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	8,470	8,470
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	20,900	20,900
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.11% 3/7/13, LOC Northern Trust Co., VRDN (c)	5,925	5,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Hospice of Palm Beach Proj.) Series 2001, 0.11% 3/7/13, LOC Northern Trust Co., VRDN (c)	$ 3,000	$ 3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.11% 3/7/13, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	10,300	10,300
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.21% 3/7/13, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	68,135	68,135
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,375	20,375
(Suncoast Hospice Proj.) Series 2004, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,565	13,565
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	37,000	37,000
Series 2010 B, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	59,550	59,550
Series 2011 C, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,590	2,590
USF College of Medicine Health Facilities Series 2006 A1, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,100	14,100
USF Fing. Corp. Ctfs. of Prtn.:
(College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,415	21,415
Series 2007, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,475	15,475
		974,255
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - 1.6%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 8,475	$ 8,475
(Carver Redev. Proj.) Series 2000, 0.22% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	3,815	3,815
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.14% 3/1/13, VRDN (c)(f)	11,400	11,400
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.26% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.13% 3/1/13, VRDN (c)	16,000	16,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	35,200	35,200
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,200	16,200
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	41,400	41,400
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	9,060	9,060
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,350	7,350
Georgia Gen. Oblig. Participating VRDN Series Putters 4170, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,770	6,770
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.14% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	10,535	10,535
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,130	4,130
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,600	$ 3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.14% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	70,475	70,475
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	44,100	44,100
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,700	9,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Azalea Park Apts. Proj.) Series 1996, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	1,400	1,400
(Rosemont Apts. Proj.) 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.33% 3/7/13, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		454,620
Hawaii - 0.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,355	14,355
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 A, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	16,640	16,640
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)	$ 6,160	$ 6,160
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		42,500
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,450	6,450
Series 2001 E, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,400	5,400
Series 2000 F, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,115	4,115
Series 2001 B, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,820	3,820
Series 2001 C, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,225	6,225
Series 2001 D1, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,100	1,100
Series 2002 C, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,715	6,715
Series 2002, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,250	9,250
Series 2004 A, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,920	5,920
Series 2006 G, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,760	6,760
		55,755
Illinois - 3.7%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.2% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	1,460	1,460
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.1% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,400	14,400
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,650	7,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.22% 3/7/13, LOC BMO Harris Bank NA, VRDN (c)(f)	$ 2,595	$ 2,595
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,795	19,795
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.12% 3/7/13, LOC Barclays Bank PLC, VRDN (c)	44,700	44,700
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	6,510	6,510
Series Putters 3842, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series ROC II R 11935, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.13% 3/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	87,915	87,915
Series 2004 A2, 0.13% 3/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	50,025	50,025
Series 2004 A3, 0.12% 3/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	17,745	17,745
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.26% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.35% 3/7/13, LOC BMO Harris Bank NA, VRDN (c)(f)	452	452
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.22% 3/7/13, LOC BMO Harris Bank NA, VRDN (c)(f)	2,455	2,455
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.17% 3/7/13, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,070	7,070
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.12% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,540	19,540
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2008 D, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,250	13,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 24,300	$ 24,300
Series 2008 B2, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	38,400	38,400
Series 2009 A, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	24,500	24,500
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	32,045	32,045
(Museum of Science & Industry Proj.):
Series 2009 A, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2009 C, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	12,870	12,870
Series 2009 D, 0.12% 3/7/13, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	16,000	16,000
(Provena Health Proj.):
Series 2009 C, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,000	21,000
Series 2010 D, 0.1% 3/7/13, LOC Union Bank of California, VRDN (c)	24,985	24,985
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
(Rockford Mem. Hosp. Proj.) 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	50,400	50,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.12% 3/7/13, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	9,775	9,775
Participating VRDN:
Series BA 08 1137, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Putters 3378, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series WF 12 2C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,645	20,645
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2009 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,000	$ 9,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,985	31,985
(Prairie Station Apts. Proj.) 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.12% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,065	11,065
0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	11,700	11,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	16,650	16,650
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.16% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.12% 3/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	18,400	18,400
Series MS 3220, 0.11% 3/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	27,900	27,900
Series MS 3297, 0.11% 3/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	5,000	5,000
Series MS 3305X, 0.11% 3/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	11,500	11,500
Series Putters 3861, 0.14% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,375	20,375
Series RBC O 42, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	4,320	4,320
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Univ. of Illinois Rev. Series 2008, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	24,890	24,890
		1,022,692
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.5%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.23% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	$ 400	$ 400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,825	21,825
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.16% 3/7/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,333	7,333
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.13% 3/7/13, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 3/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	5,500	5,500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.12% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	32,450	32,450
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Wabash College Proj.) Series 2001, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,200	29,200
Series 2008 B, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Series 2008 E, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	32,700	32,700
Series 2008 I, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Participating VRDN Series 3654 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,730	15,730
Indiana Fin. Auth. Hosp. Rev. Series 2011 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,070	16,070
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 15,030	$ 15,030
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.15% 3/7/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,090	6,090
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.1% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	15,000	15,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	20,500	20,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,930	31,930
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		400,203
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.12% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	5,095	5,095
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.17% 3/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	17,400	17,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 3/7/13, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.16% 3/7/13, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.11% 3/7/13, LOC Northern Trust Co., VRDN (c)	5,600	5,600
		45,195
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	$ 25,100	$ 25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,855	14,855
		39,955
Kentucky - 1.5%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.11% 3/7/13, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.12% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	38,000	38,000
Series 2006 B, 0.1% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	32,000	32,000
Series 2008 A, 0.12% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.14% 3/1/13, LOC PNC Bank NA, VRDN (c)(f)	7,000	7,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.14% 3/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.14% 3/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.14% 3/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.18% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.14% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,075	19,075
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,500	9,500
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 20,505	$ 20,505
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.15% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Series 2011 A, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	26,000	26,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)	12,075	12,075
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.13% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.14% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		404,987
Louisiana - 1.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	63,640	63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Series Solar 06 133, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,840	6,840
Series WF 12 32C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,240	12,240
Louisiana Gen. Oblig. Participating VRDN:
Series Putters 4119, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,480	18,480
Series Putters 4120, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,585	18,585
Series Putters 4121, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,400	17,400
Series Putters 4122, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,955	17,955
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.14% 3/7/13, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	37,550	37,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 14,250	$ 14,250
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,600	18,600
Series 2008 A, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,510	23,510
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.11% 3/7/13, VRDN (c)(f)	1,000	1,000
Series 2003, 0.11% 3/7/13, VRDN (c)(f)	15,650	15,650
Series 2004, 0.1% 3/7/13, VRDN (c)	5,900	5,900
Series 2009 A, 0.1% 3/7/13, VRDN (c)	28,900	28,900
(C-Port LLC Proj.) Series 2008, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	8,100	8,100
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.29% 3/7/13, VRDN (c)	30,600	30,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Series 2010 B, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	43,800	43,800
Series 2011, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		487,085
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,830	29,830
Series 2008 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,300	9,300
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.26% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	$ 13,600	$ 13,600
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.13% 3/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,000	8,000
		87,430
Maryland - 0.7%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.1% 3/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	13,650	13,650
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Villa Julie College, Inc. Proj.) Series 2005, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	69,120	69,120
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.13% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)	11,400	11,400
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2002 C, 0.11% 3/7/13, LOC PNC Bank NA, VRDN (c)	12,200	12,200
Series 2007 F, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.: - continued
Series 2008 C, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	$ 8,450	$ 8,450
Washington Suburban San. District Participating VRDN Series WF 11 129C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,295	18,295
		198,760
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.14% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 4633, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	40,415	40,415
Series Putters 4244, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,625	11,625
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.13% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series EGL 07 0031, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series Putters 3990, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series Putters 4029, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Series ROC II R 14021, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.14% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Series PT 4644, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	9,955	9,955
Series ROC II R 11537, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,070	5,070
		209,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.1%
Detroit City School District Participating VRDN Series Solar 06 01, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 3,400	$ 3,400
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.12% 3/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,405	13,405
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	34,790	34,790
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11988, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,750	2,750
Series ROC II R 14014, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,145	2,145
Series 2012 C, 0.11% 3/7/13, LOC Citibank NA, VRDN (c)	23,600	23,600
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	61,865	61,865
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,050	18,050
Series 2008 B3, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,500	25,500
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.):
0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,500	30,500
0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
(Van Andel Research Institute Proj.) Series 2008, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	5,600	5,600
Wayne County Arpt. Auth. Rev.:
0.11% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	34,900	34,900
0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,300	16,300
		301,805
Minnesota - 0.2%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	$ 8,895	$ 8,895
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.17% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,805	1,805
Minnesota Gen. Oblig. Participating VRDN Series ROC II R 11538, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,280	10,280
Oak Park Heights Multi-family Rev. 0.1% 3/7/13, LOC Freddie Mac, VRDN (c)	100	100
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,015	11,015
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.13% 3/7/13, LOC Deutsche Bank AG, VRDN (c)	2,600	2,600
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.15% 3/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	4,700	4,700
		55,720
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,700	7,700
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig. Participating VRDN Series WF 11 117C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,475	18,475
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		57,775
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	33,650	33,650
Curators of the Univ. of Missouri Sys. Facilities Rev. Participating VRDN Series Putters 4166, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,865	8,865
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 12,000	$ 12,000
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.15% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,310	2,310
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 0.21% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,140	3,140
(Saint Louis Univ. Proj.) Series 2008 B1, 0.13% 3/1/13, LOC Bank of America NA, VRDN (c)	13,800	13,800
Participating VRDN:
Series EGL 07 0001, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series PT 4624, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,050	11,050
Series Putters 3546, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,300	11,300
Series Putters 3929, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.11% 3/7/13, VRDN (c)	14,800	14,800
(Ascension Health Proj.):
Series 2003 C3, 0.11% 3/7/13, VRDN (c)	18,600	18,600
Series 2008 C4, 0.11% 3/7/13, VRDN (c)	1,100	1,100
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series PT 4625, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,170	10,170
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	27,600	27,600
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.11% 3/7/13 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,125	30,125
		209,195
Montana - 0.1%
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.13% 3/7/13, LOC Union Bank of California, VRDN (c)(f)	23,800	23,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 52,845	$ 52,845
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.11% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	119,825	119,825
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,260	44,260
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series WF 12 79C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,000	10,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.11% 3/7/13 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		241,330
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 A2, 0.16% 3/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	6,000	6,000
Series 2008 C1, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.4% 3/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(f)	44,450	44,450
Series 2008 C3, 0.4% 3/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(f)	20,000	20,000
Series 2008 D 2A, 0.12% 3/7/13, LOC Citibank NA, VRDN (c)	77,600	77,600
Series 2008 D 2B, 0.1% 3/7/13, LOC Royal Bank of Canada, VRDN (c)	26,500	26,500
Series 2008 D1, 0.12% 3/7/13, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2008 D3, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	39,415	39,415
Series 2011 B1, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.12% 3/7/13, LOC Royal Bank of Canada, VRDN (c)(f)	36,800	36,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	$ 47,475	$ 47,475
Series Putters 3158, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,740	2,740
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	17,200	17,200
Series 2009 A, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.11% 3/7/13, LOC Union Bank of California, VRDN (c)	65,050	65,050
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar NV D7, 0.12% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,380	12,380
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.11% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	37,800	37,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.12% 3/7/13, LOC Union Bank of California, VRDN (c)	31,400	31,400
Series 2009 A, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Series 2009 B, 0.1% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
		805,830
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.41% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 3/7/13, LOC HSBC Bank USA, NA, VRDN (c)(f)	$ 1,450	$ 1,450
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	7,385	7,385
Series 2011 B, 0.12% 3/7/13, LOC Royal Bank of Canada, VRDN (c)(f)	2,800	2,800
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		45,135
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (NUI Corp. Proj.) Series 1996 A, 0.13% 3/1/13 (AGL Resources, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)(f)	8,700	8,700
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.3% 3/7/13, VRDN (c)	4,000	4,000
Series 2012 A, 0.32% 3/7/13, VRDN (c)(f)	15,000	15,000
		35,300
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	15,060	15,060
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,490	4,490
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		21,550
New York - 8.8%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.2% 3/7/13, LOC KeyBank NA, VRDN (c)	2,400	2,400
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.13% 3/1/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 11,600	$ 11,600
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 H6, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	34,005	34,005
Series 2004 H8, 0.12% 3/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,035	5,035
Series 2008 J8, 0.13% 3/1/13, LOC Landesbank Baden-Wuert, VRDN (c)	31,800	31,800
Series 2012 G3, 0.11% 3/7/13 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.14% 3/7/13, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.11% 3/7/13, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(Courtland Avenue Apts. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,905	7,905
(East 165th Street Proj.) Series A, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Intervale Gardens Apts.) Series A, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.15% 3/7/13, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 8,400	$ 8,400
(255 West 9th Street Proj.) Series 2001 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	46,000	46,000
(Linden Plaza Proj.) Series 2008 A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	68,240	68,240
(Morris Avenue Apts. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Related-Tribeca Tower Proj.) Series 1997 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	30,400	30,400
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,645	12,645
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 06 69 Class A, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,400	16,400
Series EGL 06 74 Class A, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series Putters 3384, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,945	7,945
Series ROC II R 11904, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series ROC II R 11931, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 3,750	$ 3,750
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series Putters 4084Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11971, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
Series ROC II R 11972, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,900	2,900
Series ROC II R 11994, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series 2001 B, 0.16% 3/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	13,400	13,400
Series 2003 1E, 0.13% 3/7/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	14,195	14,195
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series Putters 3698 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,800	15,800
Series ROC II R 14005, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	147,950	147,950
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.12% 3/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	1,000	1,000
Participating VRDN:
ROC II R 11944, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,150	5,150
Series EGL 06 47 Class A, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series ROC II R 11535, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 3,590	$ 3,590
Series ROC II R 11722, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	30,800	30,800
Series 1999 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	23,400	23,400
(360 West 43rd Street Hsg. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A:
0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	44,300	44,300
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Chelsea Apts. Proj.) Series 2003 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	$ 40,500	$ 40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	35,000	35,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	23,000	23,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.13% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	33,700	33,700
(Helena Hsg. Proj.) Series 2003 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.15% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.15% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	12,500	12,500
(South Cove Plaza Proj.) Series A, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	28,000	28,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	20,500	20,500
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(Tribeca Park Proj.) Series 1997 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	11,800	11,800
(West 20th Street Proj.) Series 2001 A:
0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	23,000	23,000
Series 2002 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
Series 2007 A:
0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	62,100	62,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
0.12% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	$ 50,000	$ 50,000
Series 2008 A, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)	26,900	26,900
Series 2009 A, 0.1% 3/7/13, LOC Fannie Mae, VRDN (c)	14,575	14,575
Series 2010 A, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)	21,700	21,700
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	27,200	27,200
Series 2003 M1, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	16,000	16,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.12% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	17,800	17,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,225	17,225
		2,461,540
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.16% 3/7/13 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
Non State Specific - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
North Carolina - 1.8%
BB&T Muni. Trust Participating VRDN Series BBT 08 11, 0.1% 3/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	21,335	21,335
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 36,155	$ 36,155
Series 2010 C, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,625	6,625
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 B, 0.09% 3/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	24,050	24,050
Series 2002 C, 0.13% 3/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	1,445	1,445
Series 2006 B, 0.09% 3/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	10,600	10,600
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	44,700	44,700
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.13% 3/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	2,400	2,400
Series 2011, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series GS 08 9TP, 0.12% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,160	23,160
Series ROC II R 11850, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Gen. Oblig. Series 2002 E, 0.11% 3/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,900	9,900
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.15% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	38,580	38,580
(WakeMed Proj.) Series 2009 C, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	15,775	15,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN:
Series BC 10 31W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 3,625	$ 3,625
Series ROC II R 11808, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	36,390	36,390
North Carolina State Univ. at Raleigh Rev. Participating VRDN Series MT 792, 0.14% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	6,460	6,460
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 3/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	32,515	32,515
Piedmont Triad Arpt. Auth. Series 2008 B, 0.14% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	24,090	24,090
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,625	9,625
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.16% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.16% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.26% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,500	1,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	28,900	28,900
		490,380
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.41% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	49,000	49,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.2% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,740	1,740
		50,740
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.15% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,500	$ 6,500
Series B, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,665	11,665
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,700	9,700
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.14% 3/7/13, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	14,915	14,915
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.1% 3/7/13, LOC PNC Bank NA, VRDN (c)	15,500	15,500
Series 2000, 0.1% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.24% 3/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	27,100	27,100
Lancaster Port Auth. Gas Rev. 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	70,920	70,920
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.15% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,305	8,305
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.31% 3/7/13, VRDN (c)	5,400	5,400
Series B, 0.2% 3/7/13, VRDN (c)	2,100	2,100
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,700	16,700
Series 2008 B, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,300	8,300
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Marietta College Proj.) 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,895	$ 4,895
(Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,575	18,575
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.1% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	11,900	11,900
Series 2005 B2, 0.12% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,500	12,500
Series 2005 F, 0.12% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.13% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	18,830	18,830
Series 2004 D, 0.12% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	2,000	2,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.13% 3/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,750	12,750
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	2,900	2,900
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	65,350	65,350
		429,590
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	19,500	19,500
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,050	10,050
Series 2008 C, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.2% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	$ 985	$ 985
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.13% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,340	7,340
Series Eighteen B, 0.13% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	58,230	58,230
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	3,610	3,610
(New Columbia - Trouton Proj.) Series 2005, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	5,840	5,840
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.16% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Series 2008 C, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	25,000	25,000
		149,925
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	9,300	9,300
Series 2005 B, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	7,630	7,630
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 3/1/13, LOC Citibank NA, VRDN (c)	29,000	29,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	5,800	5,800
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.11% 3/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,110	22,110
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.12% 3/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 12,615	$ 12,615
Chester County Intermediate Unit Rev. Series 2003, 0.11% 3/7/13, LOC PNC Bank NA, VRDN (c)	2,255	2,255
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.15% 3/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,600	1,600
Series 2008, 0.15% 3/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,810	2,810
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.13% 3/7/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	8,160	8,160
Luzerne County Convention Ctr. Series 2012, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	6,330	6,330
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.11% 3/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,555	12,555
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.17% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	800	800
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.2% 3/7/13, LOC Citibank NA, VRDN (c)(f)	2,400	2,400
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.11% 3/7/13, LOC TD Banknorth, NA, VRDN (c)	6,985	6,985
Participating VRDN Series ROC II R 14041, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,420	11,420
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Putters 4109, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,180	8,180
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 26,400	$ 26,400
Philadelphia Arpt. Rev. Series 2005 C1, 0.11% 3/7/13, LOC TD Banknorth, NA, VRDN (c)(f)	6,045	6,045
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.16% 3/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,200	1,200
(William Penn Charter School Proj.) Series 2008, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	8,000	8,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.12% 3/7/13, LOC Bank of America NA, VRDN (c)	35,030	35,030
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	17,610	17,610
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.12% 3/7/13, LOC PNC Bank NA, VRDN (c)	10,175	10,175
		301,810
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.11% 3/7/13, LOC TD Banknorth, NA, VRDN (c)	140	140
(Rhode Island School of Design Proj.):
Series 2008 A, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,280	5,280
Series 2008 B, 0.1% 3/7/13, LOC TD Banknorth, NA, VRDN (c)	19,200	19,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.41% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		29,620
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.8%
Anderson County School District #5 Gen. Oblig. Participating VRDN:
Series BA 08 1181, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	$ 14,650	$ 14,650
Series Putters 4218, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,915	8,915
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.38% 3/7/13, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	11,465	11,465
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.1% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	28,695	28,695
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,000	11,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.18% 3/1/13, VRDN (c)	16,400	16,400
Series 1999 B, 0.2% 3/1/13, VRDN (c)(f)	2,500	2,500
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	69,925	69,925
(Carolina Piedmont Foundation Proj.) 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)	5,020	5,020
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.13% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.16% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Participating VRDN:
Series putters 4227, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,865	7,865
Series RBC O 57, 0.14% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	3,750	3,750
		231,885
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	$ 13,500	$ 13,500
Series 2003, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2004, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	15,545	15,545
Series 2005, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	26,855	26,855
Series 2008, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	59,155	59,155
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.11% 3/7/13, LOC PNC Bank NA, VRDN (c)	13,900	13,900
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2011 B, 0.11% 3/7/13, LOC Bank of America NA, VRDN (c)	28,400	28,400
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.14% 3/7/13, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.2% 3/7/13, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.12% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.11% 3/7/13, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	22,775	22,775
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	24,200	24,200
Series 2002, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	6,120	6,120
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2004, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	$ 11,750	$ 11,750
Series 2006, 0.17% 3/1/13, LOC Bank of America NA, VRDN (c)	42,660	42,660
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.17% 3/7/13, LOC Branch Banking & Trust Co., VRDN (c)(f)	11,100	11,100
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)	31,700	31,700
		500,505
Texas - 7.8%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	52,950	52,950
Series 2005 2, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	57,500	57,500
Series 2005 4, 0.13% 3/7/13, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	36,100	36,100
Austin Independent School District Participating VRDN Series Putters 3554, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,510	3,510
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 11992, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,875	3,875
Series ROC II R 14042, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	7,260	7,260
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,730	18,730
Birdville Independent School District Participating VRDN Series MT 720, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	13,895	13,895
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.13% 3/1/13, LOC Citibank NA, VRDN (c)(f)	15,410	15,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.13% 3/1/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 8,700	$ 8,700
Series 2002 A, 0.15% 3/1/13, LOC Bank of America NA, VRDN (c)(f)	9,600	9,600
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.17% 3/7/13, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,000	20,000
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.13% 3/7/13, LOC Citibank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.13% 3/7/13, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.15% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	20,625	20,625
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,180	7,180
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Independent School District Participating VRDN Series Putters 2603, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,360	$ 7,360
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,130	9,130
Gulf Coast Indl. Dev. Auth. 0.2% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	13,700	13,700
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.11% 3/7/13, LOC Barclays Bank PLC, VRDN (c)	33,400	33,400
Harris County Gen. Oblig. Participating VRDN:
Series RBC E 18, 0.11% 3/7/13 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 718 PB, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,205	18,205
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,800	2,800
Harris County Hosp. District Rev. Series 2010, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,500	11,500
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,580	6,580
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,610	7,610
(Primrose at Bammel Apts. Proj.) Series 2005, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,180	8,180
(Quail Chase Apts. Proj.) Series 1999, 0.14% 3/7/13, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.):
Series 2010, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	$ 75,000	$ 75,000
Series 2011, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	50,000	50,000
Series 2012, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	51,800	51,800
Houston Arpt. Sys. Rev. Series 2010, 0.11% 3/7/13, LOC Barclays Bank PLC, VRDN (c)	44,155	44,155
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	7,760	7,760
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.13% 3/7/13, LOC Citibank NA, VRDN (c)(f)	9,160	9,160
(Little Nell Apts. Proj.) Series 2003, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(Mayfair Park Apts. Proj.) Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Houston Independent School District Participating VRDN Series MT 732, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	19,305	19,305
Series ROC II R 11411, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series 2004 B4, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Humble Independent School District Participating VRDN:
Series MT 733, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Series Solar 06 20, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.35% 3/7/13, VRDN (c)(f)	12,600	12,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Keller Independent School District Participating VRDN Series WF11 55 C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 5,640	$ 5,640
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Putters 4193, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,380	11,380
Leander Independent School District Participating VRDN Series BC 10 28W, 0.14% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.17% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,810	10,810
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Central Texas Health Facilities Dev. Corp. Participating VRDN:
Series WF 09 33C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,200	7,200
Series WF 1249C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,000	5,000
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	9,105	9,105
Series ROC II R 593 PB, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	19,890	19,890
North Texas Tollway Auth. Rev.:
Participating VRDN Series ROC II R 11946, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2011 A, 0.12% 3/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	63,760	63,760
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 3,505	$ 3,505
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,500	11,500
Pflugerville Independent School District Participating VRDN Series Putters 4183, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,530	7,530
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.14% 3/7/13, VRDN (c)(f)	109,425	109,425
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.11% 3/7/13, VRDN (c)(f)	24,000	24,000
Series 2001, 0.11% 3/7/13, VRDN (c)(f)	25,000	25,000
Series 2002, 0.11% 3/7/13, VRDN (c)(f)	14,500	14,500
Series 2010 A, 0.13% 3/7/13 (Total SA Guaranteed), VRDN (c)	1,000	1,000
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.13% 3/7/13 (Total SA Guaranteed), VRDN (c)	34,200	34,200
Richardson Independent School District Participating VRDN Series Putters 4238, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,600	6,600
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.15% 3/7/13, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.15% 3/7/13, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series Putters 3688Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,605	4,605
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.41% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,850	2,850
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	10,100	10,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	$ 27,500	$ 27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	90,400	90,400
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,910	2,910
Tarrant Reg'l. Wtr. District Wtr. R Participating VRDN Series WF 12 6C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,375	12,375
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	5,870	5,870
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	9,450	9,450
(NRG Energy, Inc. Proj.) Series 2012, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)	6,400	6,400
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	11,800	11,800
(Chisholm Trail Proj.) Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	13,665	13,665
(Residences at Sunset Pointe Proj.) Series 2006, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,180	6,180
(Windshire Apts. Proj.) Series 2007, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	11,600	11,600
Series 2006, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,190	14,190
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.11% 3/7/13, VRDN (c)(f)	18,580	18,580
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.1% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	23,100	23,100
Fund II Series 2007 A, 0.1% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	38,760	38,760
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series DB 448, 0.14% 3/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	$ 5,660	$ 5,660
Series EGL 06 0125, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	27,000	27,000
Series Putters 3478, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 3480, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Putters 4262, 0.12% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	120,700	120,700
Series WF 12 15C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,915	9,915
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,365	6,365
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,485	9,485
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,055	13,055
Series WF 11 13C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,000	4,000
		2,182,300
Utah - 0.9%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.12% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
Salt Lake City Sales Tax Rev. 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,480	4,480
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 4,330	$ 4,330
Series 2002 B, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,035	6,035
Series 2002 C2, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,300	2,300
Series 2002 D, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,855	6,855
Series 2002 F1, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,745	6,745
Series 2002 G Class I, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,140	9,140
Series 2003 A, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,720	6,720
Series 2003 B, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,655	7,655
Series 2003 C, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,665	6,665
Series 2003 E, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,375	8,375
Series 2003 F, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,240	5,240
Series 2005 A, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,300	1,300
Series 2005 B, 0.12% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,585	10,585
Series 2005 C, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,165	13,165
Series 2005 D, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,300	13,300
Series 2005 E, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,295	14,295
Series 2005 F, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,800	4,800
Series 2005 G, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,590	11,590
Series 2005 H, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,010	6,010
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 30,755	$ 30,755
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	13,260	13,260
		243,650
Virginia - 0.9%
Albemarle County Indl. Dev. Auth. 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,165	3,165
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.13% 3/1/13, LOC Bank of America NA, VRDN (c)	13,600	13,600
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.13% 3/7/13, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.13% 3/7/13, LOC Bank of America NA, VRDN (c)	21,320	21,320
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.11% 3/7/13 (Liquidity Facility Cr. Suisse) (c)(g)	2,600	2,600
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.11% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,445	15,445
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.11% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,275	18,275
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.19% 3/7/13, LOC Bank of America NA, VRDN (c)	3,730	3,730
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 4,300	$ 4,300
Series 2001, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,050	4,050
Series 2006, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,450	5,450
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.13% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	8,200	8,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.14% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 12 44C, 0.1% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,030	4,030
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.15% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series BA 1047, 0.16% 3/7/13 (Liquidity Facility Bank of America NA) (c)(f)(g)	9,180	9,180
Series Merlots 07 C42, 0.15% 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Series Putters 4115, 0.11% 3/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,210	12,210
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series PT 4634, 0.16% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,860	11,860
Series ROC II R 11923, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	3,785	3,785
		262,052
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.16% 3/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	$ 8,950	$ 8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,600	9,600
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	16,745	16,745
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series ROC II R 11962, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Participating VRDN Series Putters 2020, 0.16% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,420	7,420
Series 1997, 0.14% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.15% 3/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	55,890	55,890
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.11% 3/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)	7,965	7,965
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,425	7,425
Series Solar 07 75, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	38,000	38,000
Series Solar 07 94, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,687	2,687
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.15% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	3,395	3,395
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 9,535	$ 9,535
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.11% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	4,000	4,000
Series DB 599, 0.12% 3/7/13 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,675	4,675
Series Floaters 3040, 0.14% 3/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series MT 745, 0.1% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3054, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,035	3,035
Series Putters 3501Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 14046, 0.12% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series ROC II R 759 PB, 0.13% 3/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,570	15,570
Series Solar 06 13, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,185	33,185
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Putters 4728, 0.11% 3/7/13 (Liquidity Facility Bank of America NA) (c)(g)	26,600	26,600
Series Solar 07 66, 0.11% 3/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,645	19,645
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.12% 3/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,325	19,325
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.13% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,200	3,200
(Avalon Ridge Apts. Proj.) Series 1999, 0.16% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Ballard Landmark Inn Proj.) Series A, 0.13% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	$ 27,290	$ 27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.14% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	22,000	22,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.13% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.13% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.14% 3/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.12% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.12% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,900	19,900
(Vintage Mount Vernon Proj.) Series A, 0.14% 3/7/13, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.11% 3/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.12% 3/7/13, LOC Freddie Mac, VRDN (c)	5,070	5,070
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	40,200	40,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.):
Series 2010 A, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,995	$ 4,995
Series 2010 B, 0.11% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,870	9,870
Washington State Ctfs. Prtn. Participating VRDN Series putters 4280Z, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,600	6,600
		924,272
West Virginia - 0.6%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.11% 3/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	15,200	15,200
Series 1990 B, 0.11% 3/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	15,300	15,300
Series 1990 C, 0.11% 3/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
Series 1990 D, 0.11% 3/7/13, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.14% 3/7/13, LOC Union Bank of California, VRDN (c)(f)	23,200	23,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.12% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	30,275	30,275
Series 2009 A, 0.11% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.11% 3/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	3,000	3,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.11% 3/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	29,600	29,600
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 3/7/13, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		158,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.13% 3/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 18,200	$ 18,200
Wisconsin Gen. Oblig. Participating VRDN Series Putters 4212, 0.12% 3/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,995	8,995
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.11% 3/7/13 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.12% 3/1/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,730	25,730
Series 2003 B, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	23,730	23,730
Series 2008 A, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	75,810	75,810
Series D, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	41,875	41,875
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.13% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,205	7,205
Series 2008 A, 0.11% 3/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,635	10,635
		214,205
Wyoming - 0.0%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.16% 3/7/13, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
TOTAL VARIABLE RATE DEMAND NOTE		17,662,626
Other Municipal Debt - 28.7%

Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2010 B, 5% 5/1/13	5,255	5,297
Series 2012 A, 5% 3/1/13	6,080	6,080
Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	4,930	4,930
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Auburn Univ. Gen. Fee Rev. Bonds:
Series WF 08 55C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	$ 23,510	$ 23,510
Series WF 11 53 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	7,010	7,010
		46,827
Alaska - 0.2%
Anchorage Gen. Oblig.:
Series 2008 A:
0.15% 3/28/13, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
0.23% 3/19/13, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	5,600	5,600
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	4,600	4,612
		50,212
Arizona - 0.6%
Arizona Ctfs. of Partnership Bonds Series 2013 A, 2% 4/1/13	1,980	1,983
Phoenix Civic Impt. Series 2011 B:
0.14% 4/5/13, LOC Barclays Bank PLC, CP	14,700	14,700
0.15% 4/4/13, LOC Barclays Bank PLC, CP	20,900	20,900
0.15% 4/5/13, LOC Barclays Bank PLC, CP	21,000	21,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 3/14/13, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.15% 3/7/13, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2012 C, 0.17% 4/4/13, CP	13,200	13,200
		158,983
California - 5.2%
Berkeley Gen. Oblig. TRAN 1% 7/11/13	18,700	18,754
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	11,200	11,287
Series 2011 N, 5% 5/1/13	3,300	3,326
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	7,020	7,138
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	33,100	33,100
California Gen. Oblig.:
Bonds 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	5,475	5,718
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
RAN:
Series A1, 2.5% 5/30/13	$ 300,000	$ 301,601
Series A2, 2.5% 6/20/13	80,585	81,126
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 E, 2% 3/1/13	46,200	46,200
Series 2012 G, 2% 3/1/13	54,400	54,400
Series 2012 L, 2% 6/3/13	8,130	8,167
California State Univ. Rev. Series 2001 A, 0.17% 3/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,927	1,927
Fresno County Gen. Oblig. TRAN 2% 6/28/13	10,800	10,863
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.17% 3/4/13, LOC JPMorgan Chase Bank, CP	69,980	69,980
Series 2010 C:
0.15% 3/8/13, LOC Wells Fargo Bank NA, CP	7,000	7,000
0.18% 3/1/13, LOC Wells Fargo Bank NA, CP	10,400	10,400
TRAN Series 2012 B, 2% 3/29/13	118,500	118,665
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2013 C1:
2% 9/30/13	4,000	4,042
2% 1/31/14	5,000	5,082
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.15% 5/7/13 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
Los Angeles Gen. Oblig. TRAN Series 2012 B, 2% 3/28/13	62,100	62,183
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1:
0.14% 4/3/13, LOC Wells Fargo Bank NA, CP	13,503	13,503
0.14% 4/3/13, LOC Wells Fargo Bank NA, CP	22,000	22,000
0.14% 4/3/13, LOC Wells Fargo Bank NA, CP	5,000	5,000
Los Angeles Unified School District Bonds Series 2005 C, 5% 7/1/13	2,545	2,586
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 B, 4% 7/1/13	2,645	2,679
Orange County Local Trans. Auth. Sales Tax Rev. Series 2012 A, 0.16% 3/14/13, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	16,600	16,797
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	51,200	51,272
Series 2012 B, 2% 6/28/13	23,000	23,135
Sacramento Muni. Util. District Elec. Rev. Series 2012 K1, 0.16% 3/5/13, LOC JPMorgan Chase Bank, CP	3,600	3,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	$ 19,600	$ 19,714
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	21,985	21,985
San Francisco City & County Unified School District TRAN Series 2012 A, 2% 6/28/13	85,000	85,495
San Francisco County Trans. Auth.:
Series 2004 A, 0.2% 3/14/13, LOC Wells Fargo Bank NA, CP	27,215	27,215
Series 2004 B, 0.2% 3/7/13, LOC Wells Fargo Bank NA, CP	56,250	56,250
San Jose Int'l. Arpt. Rev. Series 2012 A3, 0.16% 3/12/13, LOC Wells Fargo Bank NA, CP	7,683	7,683
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2:
0.13% 3/5/13, LOC JPMorgan Chase Bank, CP	19,980	19,980
0.16% 3/14/13, LOC JPMorgan Chase Bank, CP	27,320	27,320
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,600	8,600
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	89,270	89,956
		1,452,729
Colorado - 0.8%
Colorado Ed. Ln. Prog. TRAN:
Series 2012 B, 2% 6/27/13	93,400	93,942
Series 2012 C, 1.5% 6/27/13	33,900	34,048
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	51,600	51,989
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	16,700	16,700
Denver City & County School District # 1 Bonds Series 2012 B, 2% 12/1/13	9,515	9,642
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	9,400	9,439
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,310	18,310
		234,070
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	$ 14,200	$ 14,259
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	4,500	4,568
		18,827
Delaware - 0.0%
Delaware Gen. Oblig. Bonds:
Series 2008 A, 5% 3/1/14	2,350	2,463
Series 2010 B, 5% 7/1/13	4,310	4,380
		6,843
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,440	13,440
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.15% tender 3/19/13, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2012 A, 2% 10/1/13	1,250	1,263
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.15% 4/9/13, LOC JPMorgan Chase Bank, CP	57,700	57,700
0.17% 3/7/13, LOC JPMorgan Chase Bank, CP	5,660	5,660
		149,663
Florida - 1.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.15% tender 4/2/13, LOC Bank of America NA, CP mode	36,000	36,000
Florida Board of Ed. Bonds Series 2005 B, 5% 1/1/14	13,395	13,935
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 A, 5% 7/1/13	3,450	3,505
Series 2006 B, 5% 7/1/13	3,300	3,353
Series 2008 B, 4% 7/1/13	4,230	4,282
Series 2009 A, 5% 7/1/13	6,500	6,604
Series 2010 A, 5% 7/1/13	2,000	2,032
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2008 D, 5% 6/1/13	500	506
Series 2009 C, 5% 6/1/13	2,475	2,505
Series 2010 A, 5% 6/1/13	2,900	2,935
Series 2012 B, 5% 6/1/13	23,750	24,037
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	$ 6,760	$ 6,866
Series 2004 A, 5% 7/1/13	4,200	4,267
Series 2007 B, 5% 7/1/13	1,250	1,270
Series 2010 D, 5% 7/1/13	1,090	1,107
Series 2011 A, 4% 7/1/13	4,700	4,758
Series 2011 B, 4% 7/1/13	2,940	2,977
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	8,670	8,837
Series 1998 A, 6% 7/1/13	6,700	6,829
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	6,155	6,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A:
4.125% 7/1/13	2,000	2,025
5% 7/1/13	10,425	10,585
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.15% 4/1/13, LOC JPMorgan Chase Bank, CP	8,414	8,414
0.17% 5/6/13, LOC JPMorgan Chase Bank, CP	9,532	9,532
0.18% 3/5/13, LOC JPMorgan Chase Bank, CP	13,431	13,431
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds:
Series 2009 A, 3% 1/15/14	1,000	1,025
Series 2010 A, 5% 7/15/13	1,200	1,222
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A, 0.18% 7/11/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Indian River County School District TAN Series 2012, 1.25% 6/30/13	8,500	8,529
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2013 A, 2% 10/1/13	6,485	6,554
Series 2013 C1, 0.14% 3/4/13, CP	41,300	41,300
Jacksonville Gen. Oblig. Series 2004 A, 0.2% 3/6/13, LOC Landesbank Baden-Wuert, CP	8,095	8,095
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 2012 B, 3% 10/1/13	1,000	1,016
JEA Wtr. & Swr. Sys. Rev. Bonds 2% 10/1/13	1,235	1,248
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13 (Escrowed to Maturity)	4,710	4,781
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2007, 5% 10/1/13	2,900	2,982
Series 2011 A, 0.22%, tender 9/26/13 (c)	14,500	14,500
Series 2013 A, 1.5% 10/1/13	4,500	4,534
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.21%, tender 9/26/13 (c)	$ 14,515	$ 14,515
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	24,425	24,425
		326,473
Georgia - 0.2%
Georgia Gen. Oblig. Bonds:
Series 2009 E, 4% 7/1/13	5,000	5,064
Series WF 08 12C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,300	14,300
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Projs.) Series 1985 A, 0.15% tender 4/9/13, LOC Barclays Bank PLC, CP mode	15,550	15,550
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	6,900	6,969
Georgia Road & Thruway Auth. Rev. Bonds:
Series 2006, 5% 6/1/13	4,250	4,301
Series 2011 A, 4% 3/1/13	4,400	4,400
Metropolitan Atlanta Rapid Transit Series 2012 D1:
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,300	8,300
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,500	8,500
		67,384
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2003 DB, 5.25% 9/1/13	1,000	1,025
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	150,000	150,878
Illinois - 0.5%
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.22%, tender 7/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,705	9,705
Illinois Fin. Auth. Ed. Rev. 0.14% 4/3/13, LOC PNC Bank NA, CP	14,000	14,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.23%, tender 9/26/13 (c)	11,700	11,700
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H, 0.17% tender 6/3/13, CP mode	16,900	16,900
Series 2012 I, 0.17% tender 6/3/13, CP mode	39,460	39,460
Series 2012 C, 2% 8/15/13	6,495	6,543
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.25%, tender 4/19/13 (c)	8,245	8,245
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 13,700	$ 13,700
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds:
Series 2012 A, 2% 6/15/13	8,500	8,542
Series 2012, 5% 12/15/13	3,100	3,217
		132,012
Indiana - 1.0%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	120,700	120,700
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/13	2,045	2,118
(Trinity Health Sys. Proj.):
Series 2008 D2:
0.13% tender 3/21/13, CP mode	50,000	50,000
0.15% tender 5/15/13, CP mode	10,000	10,000
Series D2:
0.13% tender 3/12/13, CP mode	17,360	17,360
0.13% tender 3/20/13, CP mode	28,960	28,960
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.22% 3/7/13, LOC JPMorgan Chase Bank, CP	43,000	43,000
		272,138
Iowa - 0.6%
Iowa Fin. Auth. Midwestern Bonds (Fertilizer Co. Proj.) Series 2012, 0.18%, tender 4/12/13 (c)	167,200	167,200
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.14% 9/1/13 (c)	7,400	7,400
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	42,830	42,843
Series 256, 0.25% 2/11/14 (f)	15,065	15,067
		65,310
Kentucky - 0.2%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002 A2, 0.4% tender 4/3/13, CP mode (f)	30,000	30,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/11/13, CP mode	9,600	9,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.25% tender 3/6/13, CP mode	$ 19,800	$ 19,800
Series 2001 B, 0.4% tender 4/3/13, CP mode (f)	8,600	8,600
		68,000
Louisiana - 0.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2012 A1, 2.5% 5/1/13	7,290	7,318
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Bonds:
Series 2004, 5% 8/1/13	2,250	2,295
Series 2012, 5% 8/1/13	1,000	1,020
4% 8/1/13	2,855	2,901
Series 2011:
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,125	33,125
0.13% 3/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,400	33,400
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	32,815	32,815
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	12,720	12,785
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 4% 2/15/14	2,500	2,591
Maryland Gen. Oblig. Bonds:
First Series 2001, 5.5% 3/1/13	7,285	7,285
First Series 2007, 5% 3/15/13	5,950	5,961
Second Series 2010 B, 5% 8/1/13	5,500	5,611
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	1,500	1,530
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds:
Series 2010 A, 2.5% 4/1/13	4,300	4,308
Series 2011 A, 3% 4/1/13	2,000	2,005
Washington Suburban San. District Bonds Series 2010 A, 5% 6/1/13	4,500	4,555
		152,187
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 3/6/13, CP mode (f)	24,400	24,400
Massachusetts Gen. Oblig. RAN Series 2012 A, 2% 4/25/13	12,900	12,936
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/1/13, CP mode	$ 8,100	$ 8,100
Series 1993 A, 0.4% tender 3/6/13, CP mode	15,000	15,000
Series 1993 B:
0.4% tender 3/6/13, CP mode	950	950
0.45% tender 4/4/13, CP mode	7,150	7,150
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 4/3/13, CP mode (f)	1,100	1,100
		69,636
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Series 6, 0.14% 3/21/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	32,240	32,240
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 C:
0.13% tender 3/5/13, CP mode	5,100	5,100
0.14% tender 4/1/13, CP mode	26,025	26,025
0.15% tender 5/3/13, CP mode	15,125	15,125
0.15% tender 5/3/13, CP mode	22,865	22,865
Series 2008 C, 0.13% tender 3/5/13, CP mode	6,900	6,900
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	3,000	3,000
		111,255
Minnesota - 0.3%
Hennepin County Gen. Oblig. Bonds Series 2013 A, 3% 12/1/13	4,365	4,458
Metropolitan Council Gen. Oblig. Rev. Bonds:
Series 2011 C, 0.25% 3/1/13	10,000	10,000
Series 2012 C, 3% 3/1/13	12,390	12,390
Minnesota Gen. Oblig. Bonds:
Series 2012 B, 5% 8/1/13	5,850	5,967
Series WF 11 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	23,535	23,535
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	2,000	2,082
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2011 A, 5% 12/1/13	2,500	2,589
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota Gen. Oblig.: - continued
Series 2009 D:
0.14% 4/3/13, CP	$ 9,000	$ 9,000
0.16% 6/6/13, CP	8,350	8,350
		78,371
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds Series 2007 B, 5% 12/1/13	1,000	1,036
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.18%, tender 7/10/13 (c)(h)	3,455	3,455
0.18%, tender 7/10/13 (c)(h)	14,250	14,250
		18,741
Missouri - 0.2%
Curators of the Univ. of Missouri Series 2012 A, 0.19% 3/8/13, CP	16,000	16,000
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A:
5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	9,045	9,315
5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	2,240	2,305
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2005, 5% 5/1/13	1,000	1,008
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	16,300	16,371
		44,999
Montana - 0.0%
Montana Board of Invt. Bonds Series 1998, 0.22%, tender 3/1/13 (c)	6,470	6,470
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.13% 3/5/13, CP	15,000	15,000
0.15% 3/14/13, CP	5,200	5,200
0.15% 3/21/13, CP	13,500	13,500
		33,700
Nevada - 0.2%
Clark County Fuel Tax Bonds Series 2010 D, 5% 7/1/13	3,735	3,794
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	1,000	1,044
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.18% 4/4/13, LOC JPMorgan Chase Bank, CP	$ 23,000	$ 23,000
Series 2006 B1, 0.17% 4/4/13, LOC Wells Fargo Bank NA, CP	25,000	25,000
		52,838
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.4% tender 4/3/13, CP mode (f)	35,500	35,500
0.45% tender 4/1/13, CP mode (f)	8,350	8,350
Series 1990 B, 0.45% tender 4/4/13, CP mode	19,900	19,900
New Hampshire Gen. Oblig. Bonds:
Series 2009 B, 5% 3/1/13	5,450	5,450
Series 2010 B, 3% 6/1/13	4,055	4,083
		73,283
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	11,481	11,573
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Bonds:
Series 2009 A, 5% 6/15/13	4,940	5,010
Series 2012, 2% 6/15/13	2,945	2,960
New Mexico Gen. Oblig. Bonds Series 2008 A, 5% 3/1/13	4,560	4,560
		12,530
New York - 0.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.12% 3/1/13, CP	25,200	25,200
Series 8, 0.15% 10/28/13, CP	36,100	36,100
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/13	8,520	8,555
New York Metropolitan Trans. Auth. Rev.:
Series 2, 0.17% 3/12/13, LOC Royal Bank of Canada, CP	88,300	88,300
Series 2013 D, 0.13% 3/13/13, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/13	3,225	3,238
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 3% 3/15/13	$ 5,000	$ 5,005
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	60,685	60,778
		257,176
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 2012 B, 0.2% 3/1/13, CP	12,080	12,080
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina:
Series 2012 D, 0.19% 3/6/13, CP	5,000	5,000
Series 2013 D:
0.12% 3/1/13, CP	2,500	2,500
0.13% 3/13/13, CP	17,700	17,700
0.14% 3/19/13, CP	10,300	10,300
0.16% 6/5/13, CP	3,000	3,000
Charlotte Gen. Oblig. Bonds Series 2008, 5% 8/1/13	1,000	1,020
Charlotte Wtr. & Swr. Sys. Rev. Bonds Series 2011, 3% 12/1/13	1,500	1,532
Durham County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,990	7,007
Mecklenburg County Gen. Oblig. Bonds Series 2009 A, 5% 8/1/13	1,250	1,275
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	8,030	8,030
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	4,650	4,650
Series 2005 B, 5% 4/1/13	2,350	2,360
Series 2013 B, 3% 6/1/13	3,975	4,004
Series A, 5.5% 3/1/13	13,750	13,750
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	44,645	45,293
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,000	9,000
Wake County Gen. Oblig. Bonds:
Series 2004, 4.5% 3/1/13	5,250	5,250
Series 2007, 5% 3/1/13	1,400	1,400
		143,071
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (c)	$ 4,200	$ 4,200
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.15% tender 6/13/13, CP mode	7,200	7,200
0.2% tender 4/4/13, CP mode	18,650	18,650
0.21% tender 3/6/13, CP mode	12,400	12,400
0.22% tender 5/8/13, CP mode	10,000	10,000
Series 2008 B6:
0.15% tender 6/13/13, CP mode	8,600	8,600
0.22% tender 5/8/13, CP mode	8,800	8,800
		69,850
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.14% 3/6/13, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
0.14% 3/6/13, LOC State Street Bank & Trust Co., Boston, CP	10,705	10,705
		15,205
Oregon - 1.2%
Clackamas County Hosp. Facility Auth.:
(Providence Health Sys. Proj.) Bonds Series 2003 G, 0.13% tender 3/6/13, CP mode	21,525	21,525
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.16% tender 5/21/13, CP mode	10,600	10,600
Series 2003 E:
0.13% tender 3/6/13, CP mode	8,000	8,000
0.13% tender 3/12/13, CP mode	9,900	9,900
0.16% tender 6/5/13, CP mode	10,000	10,000
0.17% tender 6/17/13, CP mode	8,000	8,000
0.17% tender 6/17/13, CP mode	6,000	6,000
Series 2003 F:
0.13% tender 3/6/13, CP mode	5,000	5,000
0.14% tender 4/4/13, CP mode	10,000	10,000
0.16% tender 6/5/13, CP mode	25,000	25,000
Series 2003 G, 0.14% tender 4/4/13, CP mode	14,400	14,400
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	10,800	10,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig.: - continued
TAN Series 2012 A, 2% 6/28/13	$ 141,200	$ 142,028
Portland Gen. Oblig. TAN Series 2012, 2% 6/27/13	21,030	21,152
Portland Swr. Sys. Rev. Bonds Series 2008 A, 5% 6/15/13	1,000	1,014
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	17,060	17,060
		320,479
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	12,915	12,915
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.15% 3/4/13, LOC Bank of America NA, CP	18,643	18,643
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	35,300	35,502
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2012, 2% 7/2/13	13,300	13,380
		80,440
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2012 B, 2% 10/15/13	2,370	2,395
South Carolina - 0.9%
Aiken County Consolodated School District Bonds Series 2012, 2% 4/1/13	5,750	5,759
Charleston County School District:
Bonds Series 2012 B, 5% 3/1/13	16,880	16,880
TAN Series 2012, 1% 4/1/13	51,500	51,535
Cherokee County School District No. 1 Bonds Series 2013 A, 3% 3/1/14 (South Carolina Gen. Oblig. Guaranteed)	4,310	4,431
Darlington County School District Bonds Series 2012, 1.25% 5/1/13 (South Carolina Gen. Oblig. Guaranteed)	5,000	5,008
Florence City School District #1 Bonds Series 2012, 3% 3/1/13	11,980	11,980
Lancaster County School District Bonds 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	9,060	9,060
Oconee County School District Bonds Series 2012, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	5,515	5,515
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2012 A, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	56,600	56,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds: - continued
Series 2012 D, 1.75% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	$ 22,300	$ 22,300
Series 2012 E, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	3,765	3,765
South Carolina Gen. Oblig. Bonds:
Series 2011 A:
5% 3/1/13	5,000	5,000
5% 3/1/13	5,000	5,000
Series 2012 A, 4% 4/1/13	5,880	5,899
Series ROC II R 692W, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,295	8,295
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Bonds Series 2012 C, 5% 12/1/13	5,000	5,178
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 3/1/13, CP mode	22,400	22,400
York County School District #4 Bonds Series 2012 B, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	8,400	8,400
		253,005
Tennessee - 0.1%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	2,500	2,590
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series 2010 A, 5% 7/1/13	4,500	4,572
Shelby County Gen. Oblig. Bonds Series 2009 A, 5% 4/1/13	5,125	5,147
Tennessee Gen. Oblig. Bonds:
Series 1999 A, 5% 5/1/13	1,845	1,860
Series 2008 A, 5% 9/1/13	3,835	3,928
Series 2010 A, 4% 5/1/13	2,300	2,315
Series 2011, 5% 10/1/13	1,920	1,974
		22,386
Texas - 6.6%
Austin Elec. Util. Sys. Rev. Series 2013 A, 0.12% 3/19/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	50,000	50,000
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,950	20,950
Corpus Christi Util. Sys. Rev. Bonds:
2% 7/15/13	2,155	2,169
2% 7/15/13	5,855	5,893
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	$ 6,620	$ 6,620
Dallas Independent School District Bonds Series 2010 B, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,100	2,197
Eanes Independent School District Bonds Series 2011, 3% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,011
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,600	13,600
Harris County Gen. Oblig.:
Bonds:
Series 2012 A, 2% 10/1/13	4,085	4,127
Series 2012 C, 2% 8/15/13	10,000	10,082
Series 2012 D, 0.17% 4/4/13 (Liquidity Facility JPMorgan Chase Bank), CP	17,860	17,860
Series 2013 A1, 0.14% 3/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,550	7,550
Series D, 0.23% 3/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	3,190	3,190
Harris County Metropolitan Trans. Auth.:
Series 2012 A1, 0.17% 3/14/13 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
Series 2013 A1, 0.17% 5/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series 2013 A3, 0.16% 5/8/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Gen. Oblig. Series 2013 A, 0.15% 4/9/13, LOC Union Bank of California, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.16% 6/11/13, CP	5,550	5,550
Houston Util. Sys. Rev.:
Bonds Series 2010 C, 5% 11/15/13	1,000	1,034
Series 2013 B2:
0.15% 4/3/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
0.15% 4/4/13, LOC Wells Fargo Bank NA, CP	13,600	13,600
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,835	20,835
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,890	7,890
Klein Independent School District Bonds Series 2012 B, 2% 2/1/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,033
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/13	$ 4,890	$ 4,939
Series 2013 B:
0.14% 3/6/13, LOC Bank of America NA, CP	52,500	52,500
0.15% 3/21/13, LOC Bank of America NA, CP	14,200	14,200
0.13% 3/5/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.13% 3/12/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	26,100	26,100
0.14% 3/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	57,150	57,150
North East Texas Independent School District Bonds Series 2012, 2% 8/1/13 (Permanent School Fund of Texas Guaranteed)	2,155	2,171
North Texas Muni. Wtr. District Upper East Fork Wastewtr. Interceptor Sys. Bonds Series 2012, 2% 6/1/13	2,145	2,155
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.15% tender 4/10/13, LOC JPMorgan Chase Bank, CP mode	11,000	11,000
0.16% tender 4/9/13, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
Pasadena Independent School District Bonds Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed) (b)	10,100	10,137
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	11,665	11,665
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2002, 5.375% 2/1/14	6,400	6,705
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	5,125	5,125
Spring Branch Independent School District Bonds Series WF 11 140C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,430	25,430
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.24%, tender 9/26/13 (c)	6,300	6,300
Texas A&M Univ. Rev. Series 1993 B:
0.13% 3/4/13, CP	30,600	30,600
0.15% 3/14/13, CP	52,800	52,800
Texas Gen. Oblig.:
Bonds:
Series 2010 B. 5% 4/1/13	3,600	3,615
Series 2013, 1% 8/1/13	1,000	1,004
TRAN 2.5% 8/30/13	1,085,650	1,097,977
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agy. Rev. Series 2005, 0.15% 4/1/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	$ 21,500	$ 21,500
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A:
4% 7/1/13	8,370	8,475
5% 7/1/13	2,000	2,032
Texas State Univ. Sys. Fing. Rev. Bonds 5% 3/15/13	2,000	2,004
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5% 4/1/13	2,970	2,982
Series 2007, 5% 4/1/13	5,600	5,624
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5.25% 8/15/13	8,985	9,192
Series 2002 A:
0.14% 4/9/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,683	20,683
0.15% 3/6/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,000	11,000
0.16% 3/13/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,439	16,439
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.14% 3/5/13, LOC Bank of America NA, CP	15,000	15,000
		1,833,295
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.14% 3/19/13 (Liquidity Facility Bank of Nova Scotia), CP	23,300	23,300
Series 1997 B3, 0.15% 4/9/13 (Liquidity Facility JPMorgan Chase Bank), CP	55,200	55,200
Series 1998 B4, 0.15% 4/2/13 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
		165,800
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,775	25,775
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds:
Series 2012 A, 3% 4/1/13	10,880	10,906
Series 2013 A, 1.5% 10/1/13	5,170	5,210
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 9/26/13 (c)	23,200	23,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 3/14/13, CP mode (f)	$ 21,500	$ 21,500
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series 2012 A, 2% 1/1/14	2,205	2,238
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.23%, tender 9/26/13 (c)	14,255	14,255
Series 2012 A, 0.19%, tender 9/26/13 (c)	13,200	13,200
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.17% 4/4/13, CP	13,800	13,800
0.2% 3/19/13, CP	20,500	20,500
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.65% tender 3/14/13, CP mode	11,200	11,200
Virginia Beach Gen. Oblig. Bonds Series 2012 A, 5% 4/1/13	3,250	3,263
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/13	7,530	7,710
Series 2001 A, 5% 9/1/13	6,010	6,154
Virginia Commonwealth Trans. Board Rev. Bonds:
(Route 28 Proj.) Series 2012, 2% 4/1/13	5,640	5,649
(Trans. Cap. Proj.) 3% 5/15/13	14,365	14,448
(Transprotation District Prog.) Series 2012 A, 2.5% 5/15/13	8,040	8,078
Series 2013 A, 5% 5/15/13	10,000	10,102
Virginia Gen. Oblig. Bonds Series 2004 B, 5% 6/1/13	4,285	4,337
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2004 A, 5% 8/1/13	1,000	1,020
Virginia Pub. School Auth. Bonds:
Series 1997 C, 5% 8/1/13	1,070	1,091
Series XII, 3% 4/15/13	10,385	10,421
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2005 A, 5.25% 10/1/13	3,035	3,125
		211,407
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds (#1 Proj.):
Series 2004 A, 5.25% 7/1/13	9,745	9,909
Series 2005 A, 5% 7/1/13	7,720	7,845
Series 2006 A, 5% 7/1/13	6,825	6,934
Series 2008 C, 5% 7/1/13	1,950	1,981
Port of Seattle Rev. Series 2001 B1, 0.24% 4/9/13, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	6,540	6,592
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	$ 2,870	$ 2,882
Series 2010 B, 5% 2/1/14	2,550	2,662
Spokane County School District #81 Bonds Series 2012, 4% 12/1/13 (Washington Gen. Oblig. Guaranteed)	8,525	8,767
Univ. of Washington Univ. Revs. Bonds Series 2012 C, 2% 7/1/13	3,050	3,068
Washington Gen. Oblig. Bonds:
Series 2011 A, 5% 1/1/14	1,750	1,820
Series 2013 A, 4% 7/1/13	5,500	5,569
Series 2013 B, 3% 7/1/13	4,015	4,052
Series 2013 D, 2% 7/1/13	9,580	9,639
Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	15,435	15,435
Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	6,200	6,200
		111,010
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/6/13, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.7% tender 3/14/13, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 1.4%
Madison Gen. Oblig. Bonds Series 2012 A, 2% 10/1/13	3,970	4,011
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 5% 5/15/13	4,300	4,342
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	75,740	76,053
Oshkosh Area School District TRAN 1.5% 6/28/13	8,000	8,032
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/13	1,500	1,512
5% 5/1/13	2,405	2,424
5.5% 5/1/13	2,000	2,018
Series 2008 C, 4% 5/1/13	5,000	5,032
Series 2009 C, 3% 5/1/13	1,000	1,005
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	15,515	15,515
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A:
0.14% 3/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 15,700	$ 15,700
0.16% 3/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,041	16,041
Series 2006 A:
0.13% 3/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	28,553	28,553
0.14% 3/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,300	11,300
0.16% 3/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,712	16,712
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,763	13,763
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B, 0.14% tender 3/5/13, LOC Bank of America NA, CP mode	38,700	38,700
(Ministry Health Care Proj.) Series 2009 A, 0.15% tender 4/3/13, LOC U.S. Bank NA, Cincinnati, CP mode	58,360	58,360
Series 2012 B, 2% 8/15/13	2,425	2,443
Series 2012 J, 0.15% tender 4/3/13, CP mode	9,600	9,600
Wisconsin Petroleum Inspection Fee Rev. Bonds Series 1, 5% 7/1/13	3,500	3,557
Wisconsin Trans. Rev.:
Bonds Series 2009 A, 3.5% 7/1/13	1,000	1,011
Series 1997 A, 0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 1997, 0.14% 3/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 6,836	$ 6,836
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		379,582
TOTAL OTHER MUNICIPAL DEBT		7,971,831
Investment Company - 6.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.13% (d)(e)	1,884,244	1,884,244
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $27,518,701)		27,518,701
NET OTHER ASSETS (LIABILITIES) - 1.0%		290,794
NET ASSETS - 100%		$ 27,809,495
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,500,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $468,150,000 or 1.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 4,930
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,510
Auburn Univ. Gen. Fee Rev. Bonds Series WF 11 53 C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	2/20/13	$ 7,010
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/8/11 - 2/2/12	$ 20,950
Security	Acquisition Date	Cost (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 16,700
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	12/12/12	$ 6,620
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 13,440
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.22%, tender 7/24/13 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,705
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,155
Security	Acquisition Date	Cost (000s)
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,600
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 12/5/12	$ 14,300
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 13,700
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12 - 11/29/12	$ 20,835
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	2/15/11 - 4/2/12	$ 7,890
Security	Acquisition Date	Cost (000s)
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 3,000
Minnesota Gen. Oblig. Bonds Series WF 11 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12 - 12/12/12	$ 23,535
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 7/10/13	1/8/13	$ 17,705
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 12/10/12	$ 8,030
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	1/12/12	$ 10,800
Security	Acquisition Date	Cost (000s)
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 12,915
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 11,665
Raleigh Combined Enterprise Sys. Rev. Bonds Series WF 11-19C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	2/10/11	$ 9,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11 - 12/4/12	$ 17,060
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	10/4/12	$ 5,125
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 21,985
South Carolina Gen. Oblig. Bonds Series ROC II R 692W, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	2/23/09 - 10/1/12	$ 8,295
Spring Branch Independent School District Bonds Series WF 11 140C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/15/11 - 2/2/12	$ 25,430
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12 - 9/10/12	$ 24,425
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/2/12	$ 8,600
Security	Acquisition Date	Cost (000s)
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11	$ 18,310
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12	$ 25,775
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	11/23/11 - 2/17/12	$ 15,435
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,200
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 15,515
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 1,603
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,634,457)	$ 25,634,457
Fidelity Central Funds (cost $1,884,244)	1,884,244
Total Investments (cost $27,518,701)		$ 27,518,701
Cash		305,018
Receivable for investments sold		1,500
Receivable for fund shares sold		352,158
Interest receivable		48,758
Distributions receivable from Fidelity Central Funds		155
Prepaid expenses		38
Other receivables		171
Total assets		28,226,499

Liabilities
Payable for investments purchased Regular delivery	$ 27,011
Delayed delivery	10,138
Payable for fund shares redeemed	373,248
Distributions payable	14
Accrued management fee	2,919
Other affiliated payables	3,232
Other payables and accrued expenses	442
Total liabilities		417,004

Net Assets		$ 27,809,495
Net Assets consist of:
Paid in capital		$ 27,808,479
Distributions in excess of net investment income		(95)
Accumulated undistributed net realized gain (loss) on investments		1,111
Net Assets, for 27,802,153 shares outstanding		$ 27,809,495
Net Asset Value, offering price and redemption price per share ($27,809,495 ÷ 27,802,153 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 22,282
Income from Fidelity Central Funds		1,603
Total income		23,885

Expenses
Management fee	$ 35,132
Transfer agent fees	18,471
Accounting fees and expenses	732
Custodian fees and expenses	158
Independent trustees' compensation	49
Registration fees	543
Audit	35
Legal	40
Miscellaneous	141
Total expenses before reductions	55,301
Expense reductions	(32,637)	22,664
Net investment income (loss)		1,221
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		855
Net increase in net assets resulting from operations		$ 2,076

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,221	$ 2,419
Net realized gain (loss)	855	700
Net increase in net assets resulting from operations	2,076	3,119
Distributions to shareholders from net investment income	(1,316)	(2,424)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	46,324,517	75,597,759
Reinvestment of distributions	1,243	2,364
Cost of shares redeemed	(43,204,680)	(74,136,876)
Net increase (decrease) in net assets and shares resulting from share transactions	3,121,080	1,463,247
Total increase (decrease) in net assets	3,121,840	1,463,942

Net Assets
Beginning of period	24,687,655	23,223,713
End of period (including distributions in excess of net investment income of $95 and undistributed net investment income of $0, respectively)	$ 27,809,495	$ 24,687,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.008	.024
Net realilzed and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.008	.024
Distributions from net investment income	- E	- E	- E	- E	(.008)	(.024)
Distributions from net realized gain	-	-	-	- E	- E	- E
Total distributions	- E	- E	- E	- E	(.008)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.77%	2.39%
Ratios to Average Net Assets D, F
Expenses before reductions	.42% A	.42%	.43%	.43%	.47%	.43%
Expenses net of fee waivers, if any	.17% A	.18%	.26%	.34%	.47%	.43%
Expenses net of all reductions	.17% A	.18%	.26%	.34%	.46%	.34%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.76%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 27,809	$ 24,688	$ 23,224	$ 22,370	$ 24,530	$ 23,700

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than $.001 per share.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Miscellaneous on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 27,518,701

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities - continued

transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .26% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $32,572.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $65.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Money Market Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

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PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMM-USAN-0413
1.790940.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013